SEC File Nos. 002-34371
811-01884

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549
____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 58 (X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 37 (X)
____________

ENDOWMENTS
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120-7650
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (415) 421-9360
____________

Patrick F. Quan
Vice President and Secretary
Endowments
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120-7650

(Name and Address of Agent for Service)

Copy to:

Julie Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105-3441
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:

[X] It is proposed that this filing will become effective on November 17, 2006 pursuant to paragraph (b) of Rule 485.


[logo - Capital Research and Management (sm)]

Endowments/SM/

PROSPECTUS

November 17, 2006

Endowments (the "Trust") is an open-end management investment company with two diversified series, Growth and Income Portfolio and Bond Portfolio
(individually, a "fund," and collectively, the "funds").

Shareholders of the Trust are limited to (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended
("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. The Trust may change this policy at any time without the approval of its shareholders.

TABLE OF CONTENTS

 1    Risk/Return summary
 6    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
12    Management and organization
16    Shareholder information
17    Purchase and exchange of shares
21    How to sell shares
23    Distributions and taxes
24    Financial highlights
26    Appendix

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

GROWTH AND INCOME PORTFOLIO The fund seeks primarily to make your investment grow over time and, secondarily, to provide you with income and preserve capital. The fund invests primarily in common stocks or securities convertible into common stocks that have favorable prospects for long-term growth of capital and income.

The fund is designed for investors seeking long-term growth of principal, as well as income and preservation of capital. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

BOND PORTFOLIO The fund seeks to maximize your level of current income and preserve your capital. Any capital appreciation is incidental to the fund's objective of current income.  The fund invests in investment-grade debt securities.

The fund is designed for investors seeking current income, as well as capital preservation. The prices of, and the income generated by, debt securities owned by the fund may be affected by changing interest rates and credit risk assessments, as well as by events specifically involving the issuers of those securities. Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to events specific to the companies in which the fund invests, as well as economic, political or social events in the United States or abroad.

RISKS APPLICABLE TO BOTH FUNDS Although all securities in the funds' portfolios may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the United States may be affected to a greater extent.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                        Endowments / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results tables on the following pages show how the funds' average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

GROWTH AND INCOME PORTFOLIO

[begin bar chart]

Calendar year total returns

1996            17.43
1997            28.81
1998            11.28
1999             3.64
2000            18.21
2001             1.66
2002           -10.42
2003            28.70
2004             8.30
2005             2.92

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        15.02%  (quarter ended June 30, 2003)
LOWEST                                                        -15.40%  (quarter ended September 30, 2002)

The fund's total return for the six months ended June 30, 2006, was 2.57%.

Endowments / Prospectus


 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                                1 YEAR          5 YEARS           10 YEARS
-------------------------------------------------------------------------------

 GROWTH AND INCOME
PORTFOLIO -- FIRST SOLD         2.92%            5.49%             10.42%
7/26/75
 S&P 500/1/                     4.91             0.54               9.07
 Lipper Growth and Income       6.82             2.92               8.47
Funds Index/2/
-------------------------------------------------------------------------------
 30-day yield at July 31, 2006: 1.85%/3/
 (For current yield information, please call American Funds Service Company at 800/421-8511, ext. 99635.)

/1/ Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect transaction costs, expenses or taxes.

/2/ Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/3/ Reflects a fee waiver (1.80% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the funds."

                                                        Endowments / Prospectus

BOND PORTFOLIO

[begin bar chart]

Calendar year total returns

1996          3.99
1997          8.72
1998          7.47
1999         -0.40
2000          9.72
2001          7.77
2002          8.29
2003          9.66
2004          4.80
2005          1.94

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                                                        4.49%  (quarter ended June 30, 2003)
LOWEST                                                        -2.74%  (quarter ended June 30, 2004)

The fund's total return for the six months ended June 30, 2006, was -0.00%.

Endowments / Prospectus


 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005:
                             1 YEAR            5 YEARS             10 YEARS
---------------------------------------------------------------------------------

 BOND PORTFOLIO --           1.94%              6.46%               6.14%
FIRST SOLD 7/26/75
 Lehman Brothers             2.43               5.87                6.16
Aggregate Bond
Index/1/
---------------------------------------------------------------------------------
 30-day yield at July 31, 2006: 5.52%/2/
 (For current yield information, please call American Funds Service Company at
800/421-8511, ext. 99635.)

/1/ Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.

/2/ Reflects a fee waiver (5.47% without the waiver) as described in the Annual
    Fund Operating Expenses table under "Fees and expenses of the funds."

                                                        Endowments / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                GROWTH
                                                  AND
                                                INCOME       BOND
                                               PORTFOLIO   PORTFOLIO

 Maximum initial sales charge on purchases       none        none
 (as a percentage of offering price)
---------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none        none
---------------------------------------------------------------------
 Maximum contingent deferred sales charge        none        none
---------------------------------------------------------------------
 Redemption or exchange fees                     none        none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                            GROWTH
                                              AND
                                            INCOME       BOND
                                           PORTFOLIO   PORTFOLIO
------------------------------------------------------------------

 Management fees                             0.50%       0.50%
------------------------------------------------------------------
 Distribution and/or service (12b-1) fees    none        none
------------------------------------------------------------------
 Other expenses                              0.21        0.29
------------------------------------------------------------------
 Total annual fund operating expenses/*/     0.71        0.79

* The funds' investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time in consultation with the funds'
 board, but it is expected to continue at this level until further review. The funds' investment adviser and board intend to review the waiver as circumstances warrant. Total annual fund operating expenses do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the funds' annual report.

Endowments / Prospectus


EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                              1 YEAR  3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------

 Growth and Income Portfolio   $73     $227     $395       $883
------------------------------------------------------------------
 Bond Portfolio                 81      252      439        978
------------------------------------------------------------------

                                                        Endowments / Prospectus

Investment objectives, strategies and risks

GROWTH AND INCOME PORTFOLIO The primary investment objective of the fund is long-term growth of principal, with income and preservation of capital as secondary objectives. The fund invests primarily in common stocks or securities convertible into common stocks.  The fund emphasizes stocks of companies that have favorable prospects for long-term growth of capital and income.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

BOND PORTFOLIO The investment objective of the fund is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in debt securities rated Baa or better by Moody's Investors Service or
BBB or better by Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. The fund also invests in securities issued and guaranteed by the U.S. government. Normally, at least 80% of the fund's assets will be invested in bonds.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

GROWTH AND INCOME PORTFOLIO AND BOND PORTFOLIO The funds may hold cash or money market instruments. The percentage of the funds invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the funds' investment results in a period of rising market prices; conversely, it could reduce the magnitude of the funds' loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Endowments / Prospectus


The funds rely on the professional judgment of their investment adviser to make decisions about each fund's portfolio holdings. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

As the majority of the funds' shareholders are nonprofit institutions, the funds' portfolio holdings will be consistent with the standards generally considered prudent by fiduciaries and trustees of such institutions.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the funds have other investment practices that are described in this prospectus and in the statement of additional information.

Growth and Income Portfolio may invest its assets in common stocks and other securities of issuers domiciled outside the United States. Bond Portfolio may invest in obligations of corporations or government entities domiciled outside the United States and Canada. All Canadian and other non-U.S. securities purchased by Bond Portfolio will be liquid and meet the quality standards set forth above. In determining the domicile of an issuer, the investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International ("MSCI"), and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.
The value of non-U.S. securities can decline in response to various factors, including currency fluctuations; political, social and economic instability;
differing securities regulations; and administrative difficulties, such as delays in clearing and settling portfolio transactions.

The following charts illustrate selected information from the funds' investment portfolios.

                                                        Endowments / Prospectus

                          GROWTH AND INCOME PORTFOLIO

[begin pie chart]
Industry sector diversification as of July 31, 2006

Information technology                  15.35%

Health care                             12.94

Consumer staples                        12.70

Financials                              11.69

Short-term securities & other           14.34
assets less liabilities

Energy                                   9.48

Consumer discretionary                   9.40

Industrials                              6.49

Materials                                3.29

Telecommunication services               1.65

Convertible securities                   0.77

Miscellaneous                            1.90

[end pie chart]

                                                      PERCENT OF
 10 LARGEST INDIVIDUAL HOLDINGS AS OF JULY 31, 2006   NET ASSETS

 Microsoft                                               3.38%
------------------------------------------------------------------
 ExxonMobil                                              3.26
------------------------------------------------------------------
 Altria Group                                            2.69
------------------------------------------------------------------
 Medtronic                                               2.33
------------------------------------------------------------------
 Oracle                                                  2.30
------------------------------------------------------------------
 Wal-Mart Stores                                         2.27
------------------------------------------------------------------
 Royal Dutch Shell                                       2.25
------------------------------------------------------------------
 Chevron                                                 2.21
------------------------------------------------------------------
 Intel                                                   2.17
------------------------------------------------------------------
 Wells Fargo                                             2.09

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com/endowments.

Endowments / Prospectus


                                 BOND PORTFOLIO
[begin pie chart]

Holdings by investment type as of July 31, 2006

Corporate bonds & notes                     46.43%
       Financials                   21.98%
       Industrials                  5.39
       Telecommunication services   4.70
       Consumer discretionary       4.56
       Utilities                    4.37
       Materials                    1.65
       Energy                       1.35
       Health care                  1.19
       Consumer staples             0.62
       Information technology       0.62

Mortgage-and asset backed obligations       23.33

U.S. government & government agency         14.69
bonds & notes

Municipals                                   1.61

Non-U.S. government bonds & notes            0.37

Preferred securities                         8.33

Short-term securities & other                5.24
assets less liabilities

[end pie chart]

 HOLDINGS BY QUALITY RATING AS OF JULY 31, 2006              PERCENT OF
                                                             NET ASSETS
 See the appendix for a description of quality categories.

 U.S. government obligations/1/                                14.74%
-------------------------------------------------------------------------
 Federal agencies                                               5.65
-------------------------------------------------------------------------
 Aaa/AAA                                                       16.79
-------------------------------------------------------------------------
 Aa/AA                                                          4.79
-------------------------------------------------------------------------
 A/A                                                           22.26
-------------------------------------------------------------------------
 Baa/BBB                                                       24.93
-------------------------------------------------------------------------
 Ba/BB or below/2/                                              5.60
-------------------------------------------------------------------------
 Cash & equivalents                                             5.24

/1/ These securities are backed by the full faith and credit of the U.S.
    government.
/2/ Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com/endowments.

                                                        Endowments / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 135 South
State College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolios of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses table under
"Fees and expenses of the funds." A discussion regarding the basis for the approval of the funds' investment advisory and service agreement by the funds'
board of trustees is contained in the funds' annual report to shareholders for the fiscal year ended July 31, 2006.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. The investment adviser strives to obtain best execution for the funds' portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the funds do not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the funds' portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the funds'
portfolio transactions. However, when the investment adviser places orders for the funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

Endowments / Prospectus


PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the funds' website at americanfunds.com/endowments. A link to the funds' complete lists of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company.

The primary individual portfolio counselors for Growth and Income Portfolio and
Bond Portfolio are:

                                                        Endowments / Prospectus

GROWTH AND INCOME PORTFOLIO

                                                  PRIMARY TITLE WITH             PORTFOLIO
                                 PORTFOLIO        INVESTMENT ADVISER             COUNSELOR'S
                                 COUNSELOR        (OR AFFILIATE)                 ROLE IN
 PORTFOLIO COUNSELOR/            EXPERIENCE       AND INVESTMENT                 MANAGEMENT
 TITLE WITH THE TRUST           IN THIS FUND      EXPERIENCE                     OF THE FUND
------------------------------------------------------------------------------------------------------

 ROBERT G. O'DONNELL              16 years        Senior Vice President and     Serves as an equity
 Vice Chairman of the Board  (plus 18 years of    Director, Capital Research    portfolio counselor
                              prior experience    and Management Company
                                   as an
                             investment analyst   Investment professional for
                               for the fund)      34 years in total; 31 years
                                                  with Capital Research and
                                                  Management Company or
                                                  affiliate
------------------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON               7 years         Senior Vice President,        Serves as an equity
 Vice President                                   Capital Research Company      portfolio counselor

                                                  Investment professional for
                                                  13 years, all with Capital
                                                  Research and Management
                                                  Company or affiliate
--------------------------------------------------------------------------------------------------------
 HILDA L. APPLBAUM            less than 1 year    Senior Vice President,        Serves as an equity
                                                  Capital Research Company      portfolio counselor

                                                  Investment professional for
                                                  20 years in total; 12 years
                                                  with Capital Research and
                                                  Management Company or
                                                  affiliate
--------------------------------------------------------------------------------------------------------

Endowments / Prospectus


BOND PORTFOLIO

                                       PRIMARY TITLE WITH      PORTFOLIO
                         PORTFOLIO     INVESTMENT ADVISER      COUNSELOR'S
                         COUNSELOR     (OR AFFILIATE)          ROLE IN
 PORTFOLIO COUNSELOR/    EXPERIENCE    AND INVESTMENT          MANAGEMENT
 TITLE WITH THE TRUST   IN THIS FUND   EXPERIENCE              OF THE FUND
-----------------------------------------------------------------------------------

 JOHN H. SMET             18 years     Senior Vice            Serves as a fixed-
 President                             President, Capital     income portfolio
                                       Research and           counselor
                                       Management Company

                                       Investment
                                       professional for 24
                                       years in total; 23
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------
 ABNER D. GOLDSTINE       31 years     Senior Vice President  Serves as a fixed-
 Senior Vice President                 and Director, Capital  income portfolio
                                       Research and           counselor
                                       Management Company

                                       Investment
                                       professional for 54
                                       years in total; 39
                                       years with Capital
                                       Research and
                                       Management Company or
                                       affiliate
--------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, other accounts they manage and their ownership of securities in the fund can be found in the statement of additional information.

                                                        Endowments / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

An agent of American Funds Service Company who performs transfer agent services for the funds is located at 135 South State College Boulevard, Brea, CA 92821.

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION.

Endowments / Prospectus


Purchase and exchange of shares

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE
SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

The funds offer one class of shares that may be purchased directly from the funds or through certain registered investment advisers (who may impose transaction charges in addition to those described in this prospectus) only by:
(a) any entity exempt from taxation under Section 501(c)(3) of the Internal
Revenue Code of 1986, as amended ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3)
organization. Any shareholder that no longer fulfills the characteristics described above must transfer its shares to an eligible entity or, at the shareholder's option, sell its shares at net asset value.

The minimum initial purchase is $50,000 and may be met by investing in one or both funds; there is no minimum on subsequent investments. The minimum initial investment may be reduced for investments that meet certain standards.

The purchase price of shares may be paid in cash or in acceptable securities valued in accordance with the valuation procedures described in the statement of additional information under "Purchase of shares" and "Price of shares."
Acceptable securities are those securities deemed to be consistent with the investment objectives and policies of the funds by Capital Research and
Management Company.

Various services are available as described below.

EXCHANGE

Generally, you may exchange your shares of Growth and Income Portfolio and/or
Bond Portfolio into Class A or 529-A shares of the American Funds, subject to the appropriate sales charge. EXCHANGES TO CLASS 529-A SHARES MAY RESULT IN
SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM
DESCRIPTION. Please consult your financial adviser before making such an exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. See
"Transactions by telephone or fax" for information regarding electronic exchanges.

                                                        Endowments / Prospectus

FREQUENT TRADING OF FUND SHARES

THE FUNDS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE
FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO
SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES
INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS HAVE
DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.
FREQUENT TRADING OF THE FUNDS' SHARES MAY LEAD TO INCREASED COSTS TO THE FUNDS
AND LESS EFFICIENT MANAGEMENT OF THE FUNDS' PORTFOLIOS, RESULTING IN DILUTION OF
THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS.

The funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of the funds' shares. Under the funds'
"purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from either fund will be precluded from investing in that fund
(including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction.

Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, and purchases and redemptions of shares having a value of less than $5,000. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the funds.

Endowments / Prospectus


VALUING SHARES

The net asset value of each fund is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because each fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request.

                                                        Endowments / Prospectus

SALES CHARGE REDUCTIONS

To receive a reduction in your Class A initial sales charge for the American
Funds, you must let your registered investment adviser or American Funds Service
Company know at the time you purchase shares of the American Funds that you qualify for such a reduction. If you do not let your adviser or American Funds
Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the funds and American Funds.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of shares of the funds and purchases of any class of shares of the American Funds to qualify for a reduced Class A sales charge for the American Funds. Direct purchases of American Funds money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in the funds, as well as your holdings in any class of shares of the American Funds, to determine your Class A sales charge for the American Funds. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation or reinvested dividends and capital gains). You should retain any records necessary to substantiate the historical amounts you have invested. Direct purchases of American Funds money market funds are excluded.

 STATEMENT OF INTENTION

 If you purchase shares of the funds along with shares of the American Funds, you may reduce your Class A sales charge for the American Funds by establishing a statement of intention. A statement of intention allows you to combine all purchases of shares of the funds and of American Funds non-money market funds you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges for the American Funds that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

Endowments / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR REGISTERED INVESTMENT ADVISER

 .Shares purchased through registered investment advisers must be sold through the advisers (who may impose transaction charges not described in this prospectus).

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY

 . Redemptions by telephone or fax are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The funds do not have dealer agreements and do not accept redemption orders from broker-dealers.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution, subject to the applicable sales charge, in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by
American Funds Service Company.

                                                        Endowments / Prospectus

TRANSACTIONS BY TELEPHONE OR FAX

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone or fax services on your account(s), you agree to hold the funds, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds
Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the funds may be liable for losses due to unauthorized or fraudulent instructions.

Endowments / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund intends to distribute dividends to you, usually in March, June,
September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or of the American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the funds will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The funds' distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                                        Endowments / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund
(assuming reinvestment of all dividends and capital gain distributions). The information for Growth and Income Portfolio and Bond Portfolio has been audited by Deloitte & Touche LLP. The independent registered public accounting firm's report, along with each fund's financial statements, is included in the statement of additional information for the funds, which is available upon request.

GROWTH AND INCOME PORTFOLIO

                                      INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/
                                                       Net gains
                                                      (losses) on
                           Net asset                   securities
                            value,        Net        (both realized    Total from
                           beginning   investment         and          investment
                            of year      income       unrealized)      operations
------------------------------------------------------------------------------------

Year ended 7/31/2006        $14.95        $.23          $  .44          $  .67
Year ended 7/31/2005         14.10         .24            1.20            1.44
Year ended 7/31/2004         12.57         .20            1.53            1.73
Year ended 7/31/2003         11.61         .22             .94            1.16
Year ended 7/31/2002         13.11         .23           (1.33)          (1.10)

                                  DIVIDENDS AND DISTRIBUTIONS

                           Dividends                       Total
                           (from net   Distributions     dividends      Net asset
                           investment      (from            and       value, end of  Total
                            income)    capital gains)  distributions      year       return
---------------------------------------------------------------------------------------------

Year ended 7/31/2006         $(.23)        $(.53)         $(.76)         $14.86       4.61%
Year ended 7/31/2005          (.21)         (.38)          (.59)          14.95      10.33
Year ended 7/31/2004          (.20)           --           (.20)          14.10      13.81
Year ended 7/31/2003          (.20)           --           (.20)          12.57      10.18
Year ended 7/31/2002          (.24)         (.16)          (.40)          11.61      (8.60)

                                           Ratio of    Ratio of
                                           expenses    expenses
                            Net assets,   to average  to average    Ratio of
                              end of      net assets  net assets   net income
                               year         before      after      to average
                           (in millions)   waivers    waivers/2/   net assets
------------------------------------------------------------------------------

Year ended 7/31/2006           $104          .71%        .66%        1.56%
Year ended 7/31/2005            106          .69         .66         1.60
Year ended 7/31/2004             90          .64         .64         1.43
Year ended 7/31/2003             76          .68         .68         1.88
Year ended 7/31/2002             63          .66         .66         1.81

                                            YEAR ENDED JULY 31
                           2006        2005        2004        2003         2002
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER        25%         31%         32%         29%          50%
RATE

/1/ Based on average shares outstanding.

/2/ The ratios in this column reflect the impact, if any, of certain waivers from
    Capital Research and Management Company. See the Annual Fund Operating Expenses
    table under "Fees and expenses of the funds" in this prospectus and the funds'
    annual report for more information.

Endowments / Prospectus


BOND PORTFOLIO

                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/
                                                  Net gains
                                                 (losses) on
                      Net asset                   securities
                       value,        Net        (both realized    Total from
                      beginning   investment         and          investment
                       of year      income       unrealized)      operations
-------------------------------------------------------------------------------

Year ended 7/31/2006   $16.62        $.81           $(.50)          $ .31
Year ended 7/31/2005    16.72         .78             .05             .83
Year ended 7/31/2004    16.57         .83             .22            1.05
Year ended 7/31/2003    15.93         .89             .77            1.66
Year ended 7/31/2002    16.56         .99            (.53)            .46

                             DIVIDENDS AND DISTRIBUTIONS

                      Dividends                       Total
                      (from net   Distributions     dividends      Net asset
                      investment      (from            and       value, end of  Total
                       income)    capital gains)  distributions      year       return
----------------------------------------------------------------------------------------

Year ended 7/31/2006   $ (.94)          --           $ (.94)        $15.99       1.94%
Year ended 7/31/2005     (.93)          --             (.93)         16.62       5.07
Year ended 7/31/2004     (.90)          --             (.90)         16.72       6.37
Year ended 7/31/2003    (1.02)          --            (1.02)         16.57      10.64
Year ended 7/31/2002    (1.09)          --            (1.09)         15.93       2.82

                                      Ratio of    Ratio of
                                      expenses    expenses
                       Net assets,   to average  to average    Ratio of
                         end of      net assets  net assets   net income
                          year         before      after      to average
                      (in millions)   waivers    waivers/2/   net assets
-------------------------------------------------------------------------

Year ended 7/31/2006       $60          .79%        .74%        5.00%
Year ended 7/31/2005        65          .74         .71         4.61
Year ended 7/31/2004        59          .70         .70         4.93
Year ended 7/31/2003        59          .71         .71         5.38
Year ended 7/31/2002        50          .70         .70         6.07

                                            YEAR ENDED JULY 31
                           2006        2005        2004        2003         2002
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER        62%         51%         36%         25%          70%
RATE

/1/ Based on average shares outstanding.

/2/ The ratios in this column reflect the impact, if any, of certain waivers from
    Capital Research and Management Company. See the Annual Fund Operating Expenses
    table under "Fees and expenses of the funds" in this prospectus and the funds'
    annual report for more information.
                                                        Endowments / Prospectus


Appendix

Bond Portfolio generally invests in debt securities rated Baa or BBB or better.

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S CORPORATION

LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

Endowments / Prospectus


A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC AND C

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                                        Endowments / Prospectus

NOTES

Endowments / Prospectus


NOTES

                                                        Endowments / Prospectus

[logo - Capital Research and Management (sm)]

          FOR SHAREHOLDER           American Funds Service
          SERVICES                  Company
                                    800 /421-5475, ext. 30028
          Telephone calls you have with the Capital Research and
          Management organization may be monitored or recorded
          for quality assurance, verification and/or
          recordkeeping purposes. By speaking with us on the
          telephone, you are giving your consent to such
          monitoring and recording.

-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies, and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com/endowments.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-5475, ext. 30028, or write to the Secretary of the funds at P.O. Box
7650, San Francisco, California 94120.

[logo - recycled bug]
Printed on recycled paper
MFEDPR-985-1006P Litho in USA              Investment Company Act No. 811-01884
CGD/MC/9001
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
Capital International        Capital Guardian      Capital Research and Management
             Capital Bank and Trust       American Funds


                                   ENDOWMENTS

                                     Part B
                      Statement of Additional Information

                                October 1, 2006
                    (as supplemented November 17, 2006)

Endowments (the "Trust") is an open-end management investment company, commonly known as a mutual fund. The Trust offers two diversified investment portfolios,
Growth and Income Portfolio and Bond Portfolio (individually, a "fund" and collectively, the "funds").

This document is not a prospectus but should be read in conjunction with the current prospectus of Endowments dated November 17, 2006. The prospectus may be obtained from your registered investment adviser or by writing to the Trust at the following address:

                                   Endowments
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                                 P.O. Box 7650
                            San Francisco, CA 94120
                                  415/421-9360

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                              Endowments -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GROWTH AND INCOME PORTFOLIO

     EQUITY SECURITIES

     .    The fund will normally invest primarily in common stocks or securities convertible into common stocks.

     NON-U.S. SECURITIES

     .    The fund may invest up to 10% of its assets in common stocks and other securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser,
          Capital Research and Management Company, will consider the domicile determination of a leading provider of global indexes, such as Morgan
          Stanley Capital International and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

BOND PORTFOLIO

     DEBT SECURITIES

     .    Normally, at least 80% of the fund's assets will be invested in bonds
          (for purposes of this limit, bonds include any debt instrument and cash equivalents).

     .    The fund will invest in debt securities rated Baa or above by Moody's
          Investors Service (Moody's) or BBB or above by Standard & Poor's (S&P)
          or unrated but determined to be of equivalent quality by the investment adviser.

     .    The fund has no current intention of investing in securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality by the investment adviser. The fund is not required to dispose of a security in the event that its rating is reduced below Baa or BBB (or if it is unrated, when its quality becomes equivalent to such a security).

     .    The debt securities in which the fund invests may have stock conversion or purchase rights; however, such securities will generally not exceed 20% of the fund's assets.

     EQUITY SECURITIES

     .    The fund will not acquire common stocks except through the exercise of stock conversion or stock purchase rights and will retain such common stocks only when it is consistent with the fund's objective of current income.

                              Endowments -- Page 2

     NON-U.S. SECURITIES

     .    The fund may invest up to 20% of its assets in obligations of corporations or government entities domiciled outside the United
          States and Canada. All Canadian and other non-U.S. securities purchased by the fund will be liquid, and meet the quality standards set forth above. Up to 10% of the fund's assets may be invested in securities denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, the investment adviser will consider the domicile determination of a leading provider of global indexes, such as MSCI, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

GROWTH AND INCOME PORTFOLIO
---------------------------

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax loans and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

                              Endowments -- Page 3

BOND PORTFOLIO
--------------

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to the investor guarantor on the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Com-

                              Endowments -- Page 4

     mercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

WHEN ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

As the fund aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

                              Endowments -- Page 5

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall.
While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

GROWTH AND INCOME PORTFOLIO AND BOND PORTFOLIO
----------------------------------------------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

                              Endowments -- Page 6

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     RESALE RESTRICTIONS, LIQUIDITY AND VALUATION -- The funds may purchase debt securities subject to restrictions on resale. As further described in the
     "Restricted or illiquid securities" paragraph below, difficulty in selling such debt securities may result in losses or be costly to the funds. In addition, there may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Growth and Income Portfolio has no current intention of investing in debt securities other than U.S. Treasury securities and cash equivalents (as discussed below).

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                              Endowments -- Page 7

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The funds may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The funds may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates (although Growth and Income
Portfolio has no current intention to do so). A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Each fund will not generally attempt to protect against all potential changes in

                              Endowments -- Page 8

exchange rates. The funds will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the funds may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the funds for
U.S. federal income tax purposes.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements
(although Growth and Income Portfolio has no current intention to do so) under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

                        *     *     *     *     *     *

                              Endowments -- Page 9

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The funds' portfolio turnover rates for the fiscal years ended July 31, 2006 and 2005 were 25% and 31%, respectively, for Growth and Income Portfolio and 62% and 51%, respectively, for Bond
Portfolio. See "Financial highlights" in the prospectus for the funds' annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

1.   A fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

2.   A fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund's total assets would be on loan to third parties.

3.   A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the funds from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).

4.   A fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the funds, subject to restrictions described in the funds' prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap

                             Endowments -- Page 10

agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.

5.   A fund may not issue senior securities, except as permitted under the
Investment Company Act of 1940, as amended.

6.   A fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.

7.   A fund may not, with respect to 75% of its total assets, invest more than
5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

8.   A fund may not engage in the business of underwriting securities of other issuers, except to the extent that a fund may be deemed an underwriter under the
Securities Act of 1933, as amended, in disposing of portfolio securities.

NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval and apply to both funds:

1.   The funds may not invest in other companies for the purpose of exercising control or management.

2.   The funds may not purchase puts or calls.

3.   The funds may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

The following non-fundamental policy applies to Growth and Income Portfolio only:

1.   The fund may not invest more than 10% of its total assets in securities that are not readily marketable.

The following non-fundamental policy applies to Bond Portfolio only:

1.   The fund may not invest more than 15% of its total assets in securities that are not readily marketable.

Restricted securities are treated as not readily marketable by the funds, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the funds' board of trustees.

                             Endowments -- Page 11

                            MANAGEMENT OF THE FUNDS

"INDEPENDENT" TRUSTEES/1/

                                                                  NUMBER OF
 NAME, AGE AND                                                  PORTFOLIOS/3/     OTHER DIRECTORSHIPS/4/
 POSITION WITH FUND             PRINCIPAL OCCUPATION(S)           OVERSEEN                 HELD
 (YEAR FIRST ELECTED/2/)         DURING PAST FIVE YEARS          BY TRUSTEE             BY TRUSTEE
----------------------------------------------------------------------------------------------------------

 Ronald P. Badie, 63       Retired; former Vice Chairman of           2         Amphenol Corp.; Merisel
 Trustee (2006)            the Board, Deutsche Bank Alex.Brown                  Inc.; Nautilus Inc.

----------------------------------------------------------------------------------------------------------
 Robert J. Denison, 65     Chair, First Security Management           6         None
 Trustee (2003)            (private investments)

----------------------------------------------------------------------------------------------------------
 John E. Kobara, 51        President and CEO, Big Brothers,           2         None
 Trustee (2006)            Big Sisters of Greater Los Angeles
                           and Inland Empire; former Senior
                           Vice President, Sylvan Learning
                           Systems; former President and CEO,
                           OnlineLearning.net

----------------------------------------------------------------------------------------------------------
 Steven D. Lavine, 59      President, California Institute of         2         None
 Trustee (1994)            the Arts
----------------------------------------------------------------------------------------------------------
 Patricia A. McBride,      Chief Financial Officer, Cosmetic          2         None
 63                        and Maxillofacial Surgery Center,
 Chairman of the Board     Medical City Dallas Hospital
 (Independent and Non-
 Executive) (1988)
----------------------------------------------------------------------------------------------------------
 Gail L. Neale, 71         President, The Lovejoy Consulting          6         None
 Trustee (1998)            Group, Inc. (a pro bono consulting
                           group advising nonprofit
                           organizations)
----------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth, 70    Management consultant, Ziebarth            2         None
 Trustee (1993)            Company (management and financial
                           consulting)

----------------------------------------------------------------------------------------------------------

"INTERESTED" TRUSTEES/5,6/

                                       PRINCIPAL OCCUPATION(S)
                                       DURING PAST FIVE YEARS
                                            AND POSITIONS                 NUMBER OF           OTHER
 NAME, AGE AND                      HELD WITH AFFILIATED ENTITIES       PORTFOLIOS/3/    DIRECTORSHIPS/4/
 POSITION WITH FUND                 OR THE PRINCIPAL UNDERWRITER          OVERSEEN             HELD
 (YEAR FIRST ELECTED/2/)                     OF THE FUND                 BY TRUSTEE         BY TRUSTEE
----------------------------------------------------------------------------------------------------------

 Robert G. O'Donnell, 62        Senior Vice President and Director,           3         None
 Vice Chairman of the Board     Capital Research and Management
 (1995)                         Company
----------------------------------------------------------------------------------------------------------
 Thomas E. Terry, 68            Private investor; Consultant; former          2         None
 Trustee (1969)                 Vice President and Secretary, Capital
                                Research and Management Company
                                (retired 1994)
----------------------------------------------------------------------------------------------------------

                             Endowments -- Page 12

 OTHER OFFICERS/6/

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUND
 ELECTED/2/)
-------------------------------------------------------------------------------

 John H. Smet, 50       Senior Vice President, Capital Research and Management
 President (1996)       Company; Director, American Funds Distributors, Inc./*/
-------------------------------------------------------------------------------
 Abner D. Goldstine,    Senior Vice President and Director, Capital Research
 76                     and Management Company
 Senior Vice President
 (1995)
-------------------------------------------------------------------------------
 Gregory D. Johnson,    Senior Vice President, Capital Research Company/*/

 Vice President
 (2000)
-------------------------------------------------------------------------------
 Krista M. Johnson,     Assistant Vice President -  Fund Business Management
 41                     Group, Capital Research and Management Company
 Vice President
 (2000)
-------------------------------------------------------------------------------
 Patrick F. Quan, 48    Vice President - Fund Business Management Group,
 Vice President and     Capital Research and Management Company
 Secretary (1986)
-------------------------------------------------------------------------------
 Susi M. Silverman,     Vice President - Fund Business Management Group,
 36                     Capital Research and Management Company
 Treasurer (1998)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 31     Vice President - Fund Business Management Group,
 Assistant Treasurer    Capital Research and Management Company
 (2005)
-------------------------------------------------------------------------------

/*/ Company affiliated with Capital Research and Management Company.
/1/ An "independent" trustee refers to a trustee who is not an "interested person"
    within the meaning of the 1940 Act.
/2/ Trustees and officers of the Trust serve until their resignation, removal or retirement.
/3/ Funds managed by Capital Research and Management Company, including the
    American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
    Endowments, whose shareholders are limited to certain nonprofit organizations.
/4/ This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
/5/ "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and
    Management Company, or affiliated entities (including the funds' principal underwriter).

/6/ All of the officers listed, except Krista M. Johnson, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                             Endowments -- Page 13

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/             BY TRUSTEE /3/
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Ronald P. Badie                    None                       None
-------------------------------------------------------------------------------
 Robert J. Denison                  None                   Over $100,000
-------------------------------------------------------------------------------
 John E. Kobara                     None                       None
-------------------------------------------------------------------------------
 Steven D. Lavine                   None                       None
-------------------------------------------------------------------------------
 Patricia A. McBride                None                       None
-------------------------------------------------------------------------------
 Gail L. Neale                      None                   Over $100,000
-------------------------------------------------------------------------------
 Robert C. Ziebarth                 None                       None
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Robert G. O'Donnell          Over $100,000/4/             Over $100,000
-------------------------------------------------------------------------------
 Thomas E. Terry              Over $100,000/5/             Over $100,000
-------------------------------------------------------------------------------

/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.
/2/ Shareholders of the Trust are limited to:  (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended
    ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.  The Trust may change this policy at any time without the approval of its shareholders.
/3/ The amounts listed for "interested" trustees include shares owned through The
    Capital Group Companies, Inc. retirement plan and 401(k) plan.
/4/ Represents assets in a charitable remainder unitrust for which Mr. O'Donnell serves as trustee and is the income beneficiary.
/5/ Represents assets in a family trust for which Mr. Terry serves as President and a trustee.

TRUSTEE COMPENSATION -- No compensation is paid by the Trust to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Prior to August 1, 2006, the Trust paid annually fees of $6,000 to each independent trustee, $1,000 for each board of trustees meeting attended, and $500 for each meeting attended as a member of a committee fo the board of trustees. Effective August 1, 2006, the Trust pays to independent trustees an inclusive annual fee of $14,000. No pension or retirement benefits are accrued as part of fund expenses. The Trust also reimburses certain expenses of independent trustees. An independent trustee who is chairman of the board also received an additional annual fee of $25,000 ($17,000 effective July 1, 2006).

Prior to August 1, 2006, independent trustees also received attendance fees of
(a) $2,500 for each director seminar or information session organized by the investment adviser, (b) $1,500 for each joint audit committee meeting with all other audit committees of funds advised by the investment adviser and (c) $500 for each meeting of the board or committee chairs of other funds advised by the investment adviser. The Trust and other funds served by each independent trustee each pay an equal portion of these attendance fees.

                             Endowments -- Page 14

The committee on governance of the board of trustees, a committee comprised exclusively of independent trustees, reviews trustee compensation periodically, and recommends adjustments periodically. In making its recommendations, the committee on governance considers a number of factors, including operational, regulatory and other developments affecting the complexity of the board's oversight obligations, as well as comparative industry data.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31, 2006

                                                                                                 TOTAL COMPENSATION (INCLUDING
                                                                                             VOLUNTARILY DEFERRED COMPENSATION/1/)
                                                                                                   FROM ALL FUNDS MANAGED BY
                                                                    AGGREGATE COMPENSATION      CAPITAL RESEARCH AND MANAGEMENT
                               NAME                                     FROM THE TRUST           COMPANY OR ITS AFFILIATES/2/
-----------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie/3/                                                           None                             None
-----------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                         $14,666                         $154,329
-----------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara/3/                                                            None                             None
-----------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                           12,500                           12,500
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                        42,500                           42,500
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale                                                              17,500                          150,000
-----------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                         21,500                           21,500
-----------------------------------------------------------------------------------------------------------------------------------

/1/ Amounts may be deferred under a non-qualified deferred compensation plan.
    Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the American Funds as designated by the trustee.
/2/ Funds managed by Capital Research and Management Company, including the
    American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
    Endowments, whose shareholders are limited to certain nonprofit organizations.
/3/ Ronald P. Badie and John E. Kobara were elected trustees on September 12,
    2006. Therefore, they did not receive any compensation from the funds during fiscal 2006.

Many of the trustees serve or have served on boards of tax-exempt 501(c)(3)
organizations as indicated in the table below, and have had experience in dealing with the administrative and financial needs of these institutions:

                                  NAME                                     TAX-EXEMPT BOARDS ON WHICH TRUSTEE SERVES OR HAS SERVED
-----------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie                                                          Price Center for Entrepreneurial Studies at UCLA's
                                                                          Anderson School of Management
-----------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                        California Institute of the Arts; The Institute for
                                                                          Contemporary Arts/P.S. 1 Museum, New York; The JL
                                                                          Foundation; The Museum of Modern Art, New York; New
                                                                          Mexico Academy of Science and Mathematics; Santa Fe
                                                                          Institute
-----------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara                                                           California Community Foundation, Japanese American
                                                                          National Museum; Walden University
-----------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                         American Council on Education; American Council on the
                                                                          Arts; Arts International; Asia Society California Center;
                                                                          Cultural Policy Network Project of the Center for Arts
                                                                          and Culture; KCET Public Broadcasting; KCRW-FM National
                                                                          Public Radio; Los Angeles Philharmonic Association; The
                                                                          Music Center Operating Company, The Music Center of Los
                                                                          Angeles County
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                      Arts Magnet High School Advisory Board; Commemara
                                                                          Conservancy Foundation; Dallas Symphony Orchestra
                                                                          Association; Dallas Women's Council; Dallas Women's
                                                                          Foundation; Girl Scout Council, Inc.; Eugene and Margaret
                                                                          McDermott Art Fund; St. Mark's School of Texas; Southwest
                                                                          Museum of Science and Technology
-----------------------------------------------------------------------------------------------------------------------------------
 Gail L. Neale                                                            Circus Smirkus; Concern for Dying; The Flynn Theater; The
                                                                          Frances Clark Center for Keyboard Pedagogy; National
                                                                          Advisory Council of Hampshire College; The JL Foundation;
                                                                          The Madison-Deane Initiative of the Visiting Nurse
                                                                          Association; Preservation Trust of Vermont; Shelburne
                                                                          Farms; The Vera Institute of Justice; The Vermont
                                                                          Folklife Center; Vermont Public Radio
-----------------------------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell                                                      University of California, Berkeley Foundation; Library
                                                                          Advisory Board, University of California, Berkeley; Phi
                                                                          Beta Kappa Association of Northern California; Civil War
                                                                          Preservation Trust
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas E. Terry                                                          Academy of Arts and Sciences; Chazen Museum of Art;
                                                                          Edgewood High School; Ketchum YMCA; Madison Community
                                                                          Foundation; Madison Opera, Inc.; National Football
                                                                          Scholarship Foundation; Scholarship America; Ten Chimneys
                                                                          Foundation; Waisman Center- University of Wisconsin
-----------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                       Chicago Maternity Center; Choate School; Foundation for
                                                                          Reproductive Research & Education; Latin School of
                                                                          Chicago; National Association of Independent Schools;
                                                                          Naval Historical Foundation; Northwestern Memorial
                                                                          Hospital
-----------------------------------------------------------------------------------------------------------------------------------

                             Endowments -- Page 15

TRUST ORGANIZATION AND THE BOARD OF TRUSTEES -- Endowments, Inc., the
predecessor to Growth and Income Portfolio, was organized as a Delaware corporation in 1969; Bond Portfolio for Endowments, Inc., the predecessor to
Bond Portfolio, was organized as a Delaware corporation in 1970. Endowments,
Inc. and Bond Portfolio for Endowments, Inc. were reorganized as two separate series of Endowments, a Delaware business trust which is a registered, open-end, diversified management investment company organized on May 14, 1998. The two separate series are called Growth and Income Portfolio and Bond Portfolio. On
July 31, 1998, all assets of Endowments, Inc. and Bond Portfolio for Endowments,
Inc. were transferred to Growth and Income Portfolio and Bond Portfolio,
respectively. As a result, certain financial and other information appearing in the prospectus and statement of additional information reflect the operations of these predecessor entities through the date of the reorganization.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. trustees are considered to be fiduciaries of the Trust and should act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

All fund operations are supervised by the funds' board of trustees which meets periodically and performs duties required by applicable state and federal laws.
The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

                             Endowments -- Page 16

The Trust's Trust Instrument and by-laws as well as separate indemnification agreements that the Trust has entered into with independent trustees provide in effect that, subject to certain conditions, the Trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an audit committee comprised of Ronald P. Badie, Robert J. Denison, John E. Kobara, Steven D.
Lavine, Patricia A. McBride and Robert C. Ziebarth, none of whom is an
"interested person" of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of trustees. Five audit committee meetings were held during the 2006 fiscal year.

The funds have a contracts committee comprised of Ronald P. Badie, Robert J.
Denison, John E. Kobara, Steven D. Lavine, Patricia A. McBride, Gail L. Neale
and Robert C. Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement that the funds may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2006 fiscal year.

The funds have a committee on governance comprised of Robert J. Denison, John E.
Kobara, Steven D. Lavine, Patricia A. McBride, Gail L. Neale and Robert C.
Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the funds, addressed to the funds'
secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two committees on governance meetings were held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds and American Funds
Insurance Series. Certain American Funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by those funds'
boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

                             Endowments -- Page 17

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the funds'
website at americanfunds.com/endowments and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting share-

                             Endowments -- Page 18

     holder interests and a knowledge of the company and its management.
     Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors;
     however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the funds to own beneficially 5% or more of their shares as of the opening of business on September 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GROWTH AND INCOME PORTFOLIO

                                                              OWNERSHIP
                    NAME AND ADDRESS                         PERCENTAGE
----------------------------------------------------------------------------

 Scholarship America                                            9.39%
 1505 Riverview Road
 St. Peter, MN 56082-1693
----------------------------------------------------------------------------
 Facey Medical Foundation                                       7.47
 15451 San Fernando Mission Blvd.  Ste. 300
 Mission Hills, CA 91345-1420
----------------------------------------------------------------------------
 Loyola Marymount University                                    5.28
 University Hall - 1 LMU Drive, Suite 2200
 Los Angeles, CA 90045-2623
----------------------------------------------------------------------------
 Hudson Institute, Inc.                                         5.13
 201 S. Emerson Avenue, Suite 120
 Greenwood, IN 46143-1916
----------------------------------------------------------------------------

BOND PORTFOLIO

                                                              OWNERSHIP
                    NAME AND ADDRESS                         PERCENTAGE
----------------------------------------------------------------------------

 Scholarship America                                           10.24%
 1505 Riverview Road
 St. Peter, MN 56082-1693
----------------------------------------------------------------------------
 Facey Medical Foundation                                       8.66
 15451 San Fernando Mission Blvd.  Ste. 300
 Mission Hills, CA 91345-1420
----------------------------------------------------------------------------
 CGTC Agent                                                     6.57
 120 S. State College Blvd.
 Brea, CA 92821-5805
----------------------------------------------------------------------------

                             Endowments -- Page 19

Shareholder inquiries may be made in writing to Endowments, c/o American Funds
Service Company, Attention: IIS Team, 135 South State College Boulevard, Brea,
CA 92821 or by calling 800/421-5475, ext. 30028.

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. It is a wholly owned subsidiary of The Capital Group Companies,
Inc., a holding company for several investment management subsidiaries. The investment adviser manages equity assets for the American Funds and the Trust through two divisions. These divisions generally function separately from each other with respect to investment research activities and they make investment decisions for the funds on a separate basis.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the funds and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and voting relating to portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by Capital Research and
Management Company. Currently, the investment adviser's investment analysts do not directly make investment decisions for either fund's portfolio.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which the funds' portfolio counselors are measured include: S&P 500 and Lipper Growth and Income Funds
Index (Growth and Income Portfolio) and Lehman Aggregate Bond Index (Bond
Portfolio).

                             Endowments -- Page 20

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may be affiliated with charitable trusts or family foundations that hold shares of the funds. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2006:

                                           NUMBER             NUMBER
                                          OF OTHER           OF OTHER          NUMBER
                                         REGISTERED           POOLED          OF OTHER
                                         INVESTMENT         INVESTMENT        ACCOUNTS
                                      COMPANIES (RICS)   VEHICLES (PIVS)        THAT
                                            THAT               THAT           PORTFOLIO
                                         PORTFOLIO          PORTFOLIO         COUNSELOR
                      DOLLAR RANGE       COUNSELOR          COUNSELOR        MANAGES AND
                         OF FUND        MANAGES AND        MANAGES AND        ASSETS OF
     PORTFOLIO           SHARES        ASSETS OF RICS     ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR          OWNED/1/       IN BILLIONS/2/     IN BILLIONS/3/   IN BILLIONS/4/
--------------------------------------------------------------------------------------------
                                                          <C
 GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
 Robert G.             $500,001 --      2       $130.3         None             None
 O'Donnell             $1,000,000/*/
--------------------------------------------------------------------------------------------
 Gregory D. Johnson      None/**/       2       $130.3         None             None
--------------------------------------------------------------------------------------------
 Hilda L. Applbaum       None/**/       2       $120.8         None             None
--------------------------------------------------------------------------------------------
 BOND PORTFOLIO
--------------------------------------------------------------------------------------------
 Abner D. Goldstine      None/**/       4       $182.1         None             None
--------------------------------------------------------------------------------------------
 John H. Smet            None/**/       6       $230.9         None           3      $2.36
--------------------------------------------------------------------------------------------

/1/ Ownership disclosure is made using the following ranges: None; $1 - $10,000;
    $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
    $1,000,000; and Over $1,000,000.
/2/ Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
/3/ Represents funds advised or sub-advised by Capital Research and Management
    Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
    Group International, Inc., an affiliate of Capital Research and Management
    Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
/4/ Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
/*/ Reflects holdings in a charitable remainder unitrust.
/**/Ownership of fund shares is limited to nonprofit organizations, as such, individuals do not have the ability to own fund shares.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until July 27, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party,

                             Endowments -- Page 21

cast in person at a meeting called for the purpose of voting on such approval.
The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders;
taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees and expenses paid to independent trustees;
association dues; and costs of stationery and forms prepared exclusively for the funds.

The investment adviser receives a management fee at the annual rates of 1/2 of
1% of each fund's average daily net assets up to $150,000,000 and 4/10 of 1% of the portion of such average daily net assets over $150,000,000.

The Agreements provide for a management fee reduction to the extent that each fund's annual ordinary operating expenses exceed 0.75% of the average net assets of the fund. Expenses which are not subject to this limitation are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

For the fiscal years ended July 31, 2006 and 2005, the investment adviser was entitled to receive management fees of $510,774 and $498,032, respectively, from
Growth and Income Portfolio and $296,276 and $316,152, respectively, from Bond
Portfolio. After giving effect to the management fee waivers described below,
Growth and Income Portfolio paid the investment adviser management fees of
$459,697 (a reduction of $51,077) and $466,474 (a reduction of $31,558) for the fiscal years ended July 31, 2006 and 2005, respectively. Bond Portfolio paid the investment adviser management fees of $266,920 (a reduction of $29,658) and
$296,276 (a reduction of $19,876) for the fiscal years ended July 31, 2006 and
2005, respectively. For the fiscal year ended July 31, 2004, Growth and Income
Portfolio and Bond Portfolio paid the investment adviser management fees of
$429,224 and $297,456, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and this waiver is expected to continue at this level until further review.

                             Endowments -- Page 22

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the "Principal
Underwriter") is the principal underwriter of the funds' shares. However, it does not receive any revenue from any sales of the funds' shares. The Principal
Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135
South State College Boulevard, Brea, CA 92821; 15370 Barranca Parkway, Irvine,
CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the funds' portfolio transactions. Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the 2006, 2005 and 2004 fiscal years for Growth and Income Portfolio amounted to $40,142, $50,669 and $45,255, respectively. With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity decreased during the year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the 2006, 2005 and 2004 fiscal years for Bond Portfolio amounted to $40,227, $52,572 and $25,670, respectively.
With respect to fixed income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price.The decrease in the amount of brokerage commissions/concessions paid from 2005 to 2006 is primarily due to a decrease in the volume of transactions generating concessions.

The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the funds the largest amount of brokerage commissions by participating, directly or indirectly, in the funds' portfolio transactions during the funds' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the funds during the funds'
most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the funds during the funds' most recent fiscal year.

At the end of the funds' most recent fiscal year, the funds' regular broker-dealers included J.P. Morgan Securities, Inc. and Deutsche Bank A.G. As
of the funds' fiscal year-end, Bond Portfolio held debt securities of J.P.
Morgan Chase & Co. in the amount of $488,957 and Deutsche Bank Capital Funding
Trust 1 in the amount of $315,640.

                             Endowments -- Page 23

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds' website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds' website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds' website. The fund's custodian, outside counsel and auditor, each of whom require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds' website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the funds' website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds' website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                             Endowments -- Page 24

                                PRICE OF SHARES

Shares are purchased or sold at the net asset value price next determined after the purchase or sell order is received and accepted by each fund or the Transfer
Agent; the net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with registered investment advisers or their authorized designees, accepted by the Transfer Agent, the registered investment adviser or any of their designees.
The registered investment adviser is responsible for promptly transmitting purchase and sell orders to the Transfer Agent. Orders received by the registered investment adviser or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that registered investment advisers may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your registered investment adviser, contact your registered investment adviser directly.

The price you pay for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open for trading. If, for example, the Exchange closes at 1:00 p.m., the funds'
share price would still be determined as of 4:00 p.m. New York time. The New
York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good
Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas
Day.

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3:00 p.m. New York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

                             Endowments -- Page 25

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the  funds' board. Subject to its oversight, the funds' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

2.   Liabilities, including accruals of taxes and other expense items, are deducted from total assets.

3.   Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of

                             Endowments -- Page 26

investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10%
of the outstanding voting securities of such issuer) and (ii) not more than 25%
of the value of its assets is invested in the securities of (other than U.S.
government securities or the securities of other regulated investment companies)
any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the funds, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the American Funds, as provided in the prospectus and statement of additional information.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the funds' investment company taxable income to be distributed to its shareholders as ordinary income.

                             Endowments -- Page 27

     If the funds invest in stock of certain passive foreign investment companies, the funds may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the funds, other than the taxable year of the excess distribution or disposition, would be taxed to the funds at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the funds' investment company taxable income and, accordingly, would not be taxable to the funds to the extent distributed by the funds as a dividend to its shareholders.

     To avoid such tax and interest, the funds intend to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the funds for reinvestment, requiring federal income taxes to be paid thereon by the funds, the funds intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term

                             Endowments -- Page 28

     capital gains taxable to individual shareholders at a maximum 15% capital gains rate,will be able to claim a pro rata share of federal income taxes paid by the funds on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION - The majority of the funds' shareholders are nonprofit institutions, and such shareholders are generally exempt from taxation under
Code Section 501(c). Therefore, distributions from the fund and transactions in fund shares should not result in income tax consequences to such shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                               PURCHASE OF SHARES

The purchase of shares may be made in cash or in a like value of acceptable securities. Such securities will: (a) be acquired for investment and not for resale; (b) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (c) have a value which is readily ascertainable.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could be harmful to the funds - for example, short-term trading activity.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

The following services are available in connection with the purchase of the
American Funds.

     STATEMENT OF INTENTION -- If you purchase Growth and Income Portfolio and/or Bond Portfolio, along with shares of the American Funds, by establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds non-money market funds over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

                             Endowments -- Page 29

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.
      When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the American Funds Distributors, Inc. for the balance still outstanding.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     CONCURRENT PURCHASES -- As described in the prospectus, you may combine purchases of Growth and Income and/or Bond Portfolio and purchases of all classes of shares of the American Funds to qualify for a reduced Class A sales charge for the American Funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of money market funds are excluded.

     RIGHTS OF ACCUMULATION -- You may take into account the current value of your existing holdings in Growth and Income Portfolio and Bond Portfolio, as well as your holdings in any class of shares of the American Funds to determine your Class A sales charge for the American Funds. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains).
     Direct purchases of money market funds are excluded.

                             Endowments -- Page 30

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent or registered investment adviser.

For redemption requests received after the close of trading on the New York
Stock Exchange, the redemption price will be the net asset value determined as of the close of trading on the next business day of the New York Stock Exchange.
There is no charge to the shareholder for redemption. Payment in cash or in kind is made as soon as reasonably practicable after tender in proper form (as described above), and must, in any event, be made within seven days thereafter.
Either fund may, however, suspend the right of redemption during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends or holidays; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) any emergency as determined by the Securities and Exchange Commission exists, making disposal of portfolio securities or valuation of net assets of the funds not reasonably practicable.

Although they would not normally do so, the funds have the right to pay the redemption price in whole or in part in portfolio securities as selected by the board of trustees, taken at their value as used in determining net asset value for purposes of computing the redemption price. A shareholder that redeems fund shares, and is given by the fund a proportionate amount of the fund's portfolio securities in lieu of cash, may incur transaction charges in the event of a sale of the securities through an intermediary.

You may sell (redeem) other classes of shares in your account in any of the following ways:

     THROUGH YOUR REGISTERED INVESTMENT ADVISER

     *)   Shares purchased through registered investment advisers must be sold through the advisers (who may impose transaction charges not described in this prospectus).

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     *)   Requests must be signed by the registered shareholder(s).

     *)   A signature guarantee is required if the redemption is:

          -  over $75,000;

          -  made payable to someone other than the registered shareholder(s); or

          -  sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the
          National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
          The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

                             Endowments -- Page 31

     *)   Additional documentation may be required.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY

     *)   Redemptions by telephone or fax are limited to $75,000 per shareholder each day.

     *)   Checks must be made payable to the registered shareholder(s).

     *)   Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The funds do not have dealer agreements with, and do not accept redemption orders from, broker-dealers."

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution, subject to the appropriate sales charge, in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer
Agent.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.  However, certain services and privileges may not be available if your account is held with a registered investment adviser.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the funds at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the funds, the Transfer Agent or your registered investment adviser.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) of Growth and Income Portfolio and/or Bond Portfolio into Class A shares of any American Funds (except Class
529-A shares) at net asset value, subject to the following conditions:

                             Endowments -- Page 32

(a)  The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b)  If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c)  If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may only exchange shares of the funds into Class A shares of the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and are subject to applicable sales charges on the fund being purchased, unless shares of Growth and Income
Portfolio and/or Bond Portfolio were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges to Class 529-A shares may result in significant legal and tax consequences as described in the CollegeAmerica Program Description.  Please consult your financial adviser prior to making such an exchange.

Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY
SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares of the funds in amounts of $50 or more among Class A shares of any American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw shares from the funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify.
If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.  However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain

                             Endowments -- Page 33

reinvestments, purchases through automatic investment plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

TELEPHONE REDEMPTIONS AND EXCHANGES -- By using the telephone, fax or telegraph redemption and/or exchange options, you agree to hold each fund, the Transfer
Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees)
which may be incurred in connection with the exercise of these privileges.
Generally, all shareholders are automatically eligible to use these options.
However, you may elect to opt out of these options by writing the Transfer Agent
(you may also reinstate them at any time by writing the Transfer Agent). If the
Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or
non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 135 South State College Boulevard, Brea, CA 92821-5823. American
Funds Service Company was paid a fee of $488 for services with respect to Growth and Income Portfolio shares and $424 for services with respect to Bond Portfolio shares for the 2006 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the Trust's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for independent trustees in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds'

                             Endowments -- Page 34

"independent legal counsel" will be made at least annually by the independent trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds' independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the American Funds Distributors, Inc. The complaint alleges violations of certain NASD rules by the American Funds Distributors, Inc.
with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD Hearing
Panel ruled against the American Funds Distributors, Inc. and imposed a $5 million fine. The American Funds Distributors, Inc. intends to appeal this decision to the NASD's National Adjudicatory Council.

On March 24, 2005, the investment adviser and American Funds Distributors, Inc.
filed a complaint against the Attorney General of the State of California in Los
Angeles County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
American Funds Distributors, Inc. that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and American Funds Distributors, Inc.'s complaint, the Attorney General of the
State of California filed a complaint against the American Funds Distributors,
Inc. and investment adviser. Filed in Los Angeles County Superior Court, the
Attorney General's complaint alleged violations of certain sections of the
California Corporations Code with respect to so-called "revenue sharing"
disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles Superior Court dismissed the
Attorney General's complaint. The Attorney General is appealing the Superior
Court's decision to California's Court of Appeal for the Second Appellate
District.

The investment adviser and American Funds Distributors, Inc. believe that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser to perform its contract with the funds is remote. The SEC is conducting a related investigation as of the date of this

                             Endowments -- Page 35

statement of additional information. The investment adviser and American Funds
Distributors, Inc. are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of California,
relating to these matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."

                             Endowments -- Page 36

[logo - Capital Research and Management SM]

Endowments, Growth and Income PortfolioSM
Investment portfolio

July 31, 2006

Common stocks — 84.89%	Shares	Market value

INFORMATION TECHNOLOGY — 15.35%
Microsoft Corp.	146,000	$3,508,380
Oracle Corp.[1]	160,000	2,395,200
Intel Corp.	125,000	2,250,000
Nokia Corp. (ADR)	78,000	1,548,300
Cisco Systems, Inc.[1]	77,000	1,374,450
Texas Instruments Inc.	28,000	833,840
International Business Machines Corp.	10,000	774,100
QUALCOMM Inc.	20,000	705,200
Analog Devices, Inc.	20,000	646,600
Dell Inc.[1]	24,000	520,320
Google Inc., Class A1	1,300	502,580
Linear Technology Corp.	15,000	485,250
EMC Corp.[1]	40,000	406,000
		15,950,220

HEALTH CARE — 12.94%
Medtronic, Inc.	48,000	2,424,960
Roche Holding AG	8,000	1,423,811
Eli Lilly and Co.	24,000	1,362,480
Merck & Co., Inc.	25,000	1,006,750
Novo Nordisk A/S, Class B	15,000	924,436
Medco Health Solutions, Inc.[1]	15,000	889,950
Johnson & Johnson	14,000	875,700
Becton, Dickinson and Co.	11,000	725,120
Bristol-Myers Squibb Co.	30,000	719,100
Abbott Laboratories	15,000	716,550
Biogen Idec Inc.[1]	16,000	673,920
Pfizer Inc	25,000	649,750
Sanofi-Aventis	6,000	570,436
Amgen Inc.[1]	7,000	488,180
		13,451,143

CONSUMER STAPLES — 12.70%
Altria Group, Inc.	35,000	2,798,950
Wal-Mart Stores, Inc.	53,000	2,358,500
PepsiCo, Inc.	32,000	2,028,160
Walgreen Co.	22,000	1,029,160
L’Oréal SA	10,000	1,001,806
Coca-Cola Co.	20,000	890,000
WD-40 Co.	26,000	847,860
Avon Products, Inc.	26,500	768,235
Bunge Ltd.	14,000	764,120
Sara Lee Corp.	42,000	709,800
		13,196,591

FINANCIALS — 11.69%
Wells Fargo & Co.	30,000	$2,170,200
Berkshire Hathaway Inc., Class A1	20	1,832,000
American International Group, Inc.	25,000	1,516,750
Bank of America Corp.	22,000	1,133,660
American Express Co.	21,000	1,093,260
U.S. Bancorp	28,000	896,000
Wachovia Corp.	15,000	804,450
SunTrust Banks, Inc.	10,000	788,700
Lincoln National Corp.	13,472	763,593
Fulton Financial Corp.	42,000	695,100
Marsh & McLennan Companies, Inc.	17,000	459,510
		12,153,223

ENERGY — 9.48%
Exxon Mobil Corp.	50,000	3,387,000
Royal Dutch Shell PLC, Class A (ADR)	33,000	2,336,400
Chevron Corp.	35,000	2,302,300
ConocoPhillips	15,000	1,029,600
Schlumberger Ltd.	12,000	802,200
		9,857,500

CONSUMER DISCRETIONARY — 9.40%
Target Corp.	40,000	1,836,800
Lowe’s Companies, Inc.	54,000	1,530,900
Walt Disney Co.	48,000	1,425,120
Time Warner Inc.	78,000	1,287,000
E.W. Scripps Co., Class A	18,000	769,140
Home Depot, Inc.	22,000	763,620
Vivendi SA	22,000	744,772
Gannett Co., Inc.	11,000	573,320
TJX Companies, Inc.	20,000	487,400
Viacom Inc., Class B1	10,000	348,500
		9,766,572

INDUSTRIALS — 6.49%
Lockheed Martin Corp.	23,000	1,832,640
Caterpillar Inc.	20,000	1,417,400
Avery Dennison Corp.	15,000	879,450
General Electric Co.	25,000	817,250
Northrop Grumman Corp.	10,000	661,900
Illinois Tool Works Inc.	14,000	640,220
3M Co.	7,000	492,800
		6,741,660

MATERIALS — 3.29%
Air Products and Chemicals, Inc.	13,000	831,090
AptarGroup, Inc.	15,000	772,500
Dow Chemical Co.	20,000	691,600
International Paper Co.	18,000	617,940
Alcoa Inc.	17,000	509,150
		3,422,280

TELECOMMUNICATION SERVICES — 1.65%
Sprint Nextel Corp., Series 1	36,000	712,800
Verizon Communications Inc.	20,000	676,400
Vodafone Group PLC	131,250	285,016
Vodafone Group PLC, Class B1,2	150,000	42,030
		1,716,246

MISCELLANEOUS — 1.90%
Other common stocks in initial period of acquisition		1,973,520

Total common stocks (cost: $75,706,994)		88,228,955

Convertible securities — 0.77%	Principal amount (000)

INFORMATION TECHNOLOGY — 0.77%
Lucent Technologies Inc. 8.00% convertible notes 2031	$800	805,000

Total convertible securities (cost: $819,630)		805,000

Short-term securities — 14.20%

Fannie Mae 5.07%-5.18% due 8/28-8/30/2006	3,000	2,987,494
Kimberly-Clark Worldwide Inc. 5.22% due 8/7/2006[3]	1,400	1,398,577
Park Avenue Receivables Co., LLC 5.34% due 8/29/2006[3]	1,200	1,194,836
Federal Home Loan Bank 5.02% due 8/4/2006	1,100	1,099,384
CAFCO, LLC 5.37% due 9/21/2006[3]	1,100	1,091,846
Harley-Davidson Funding Corp. 5.10% due 8/3/2006[3]	1,000	999,574
Abbott Laboratories 5.21% due 8/8/2006[3]	950	948,899
E.I. duPont de Nemours and Co. 5.21% due 8/8/2006[3]	900	898,957
Hewlett-Packard Co. 5.29% due 8/23/2006[3]	900	896,958
Three Pillars Funding, LLC 5.29% due 8/1/2006[3]	800	799,882
Scripps (E.W.) Co. 5.30% due 9/19/2006[3]	800	794,108
Variable Funding Capital Corp. 5.28% due 8/11/2006[3]	750	748,788
Coca-Cola Co. 5.22% due 8/14/2006	500	498,983
Ranger Funding Co. LLC 5.33% due 8/22/2006[3]	401	399,693

Total short-term securities (cost: $14,757,561)		14,757,979

Total investment securities (cost: $91,284,185)		103,791,934
Other assets less liabilities		141,986

Net assets		$103,933,920

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $10,172,118, which represented 9.79% of the net assets of the fund. Certain restricted securities may nonetheless trade actively among eligible investors.

ADR = American Depositary Receipts

Endowments, Bond PortfolioSM
Investment portfolio

July 31, 2006

Bonds & notes — 86.43%	Principal amount (000)	Market value

CORPORATE BONDS & NOTES — 46.43%
Financials — 21.98%
Residential Capital Corp. 6.607% 2009[1]	$300	$301,068
Residential Capital Corp. 6.375% 2010	250	249,370
General Motors Acceptance Corp. 7.75% 2010	245	244,956
General Motors Acceptance Corp. 7.25% 2011	455	446,457
General Motors Acceptance Corp. 7.431% 2014[1]	250	246,207
Washington Mutual, Inc. 5.625% 2007	250	250,120
Washington Mutual, Inc. 5.737% 2012[1]	650	648,840
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]	300	292,011
Ford Motor Credit Co. 7.375% 2009	150	141,590
Ford Motor Credit Co. 7.875% 2010	650	612,043
AIG SunAmerica Global Financing VII 5.85% 2008[2]	125	126,013
American General Finance Corp., Series I, 5.40% 2015	250	241,422
ILFC E-Capital Trust I 5.90% 2065[1,2]	355	351,580
Hospitality Properties Trust 6.75% 2013	215	222,681
Hospitality Properties Trust 6.30% 2016	400	400,652
J.P. Morgan Chase & Co. 5.75% 2013	125	125,235
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	345	363,723
EOP Operating LP 4.65% 2010	200	191,420
EOP Operating LP 8.10% 2010	125	135,372
EOP Operating LP 6.75% 2012	125	130,279
Abbey National PLC 6.70% (undated)[1]	250	254,274
Abbey National PLC 7.35% (undated)[1]	200	200,911
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	100	100,257
PRICOA Global Funding I 4.20% 2010[2]	250	239,415
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	150	180,542
TuranAlem Finance BV 8.50% 2015[2]	400	405,000
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	375	383,473
Lincoln National Corp. 7.00% 2066[1]	360	366,218
Resona Bank, Ltd. 5.85% (undated)[1,2]	375	357,297
Lazard Group LLC 7.125% 2015	315	321,955
USA Education, Inc. 5.625% 2007	125	124,986
SLM Corp., Series A, 4.50% 2010	200	192,428
Banco Santander-Chile 5.375% 2014[2]	300	288,771
HBOS PLC, Series B, 5.92% (undated)[1,2]	300	281,973
Development Bank of Singapore Ltd. 7.875% 2009[2]	250	264,835
DBS Bank Ltd. 5.98% 2021[1,2]	250	251,050
Developers Diversified Realty Corp. 5.375% 2012	250	243,315
Berkshire Hathaway Finance Corp. 4.125% 2010	250	239,752
United Overseas Bank Ltd. 5.375% 2019[1,2]	250	239,491
MBNA Global Capital Funding, Series B, 5.949% 2027[1]	200	198,175
Kimco Realty Corp., Series C, 4.82% 2014	200	185,401
Downey Financial Corp. 6.50% 2014	150	149,057
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[1,2]	150	147,353
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	150	142,569
Nationwide Mutual Insurance Co. 7.875% 2033[2]	125	140,999
First Industrial, LP 6.875% 2012	125	129,953
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	125	129,921
United Dominion Realty Trust, Inc. 6.50% 2009	125	129,173
Household Finance Corp. 6.375% 2011	125	129,065
Rouse Co. 7.20% 2012	125	126,290
ReliaStar Financial Corp. 8.00% 2006	125	125,704
Allstate Financial Global Funding LLC 5.25% 2007[2]	125	124,862
Monumental Global Funding II, Series 2002-A, 5.20% 2007[2]	125	124,816
CIT Group Inc. 3.65% 2007	125	121,948
Simon Property Group, LP 4.875% 2010	125	121,920
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	125	120,948
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	125	119,712
Liberty Mutual Group Inc. 6.50% 2035[2]	125	112,023
		13,236,871

Industrials — 5.39%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	385	387,472
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	157	157,489
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	191	201,373
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	200	200,875
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	200	204,076
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	155	158,909
Hutchison Whampoa International Ltd. 7.00% 2011[2]	250	262,041
Hutchison Whampoa International Ltd. 6.50% 2013[2]	150	154,088
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	340	352,670
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	324	331,189
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014[3]	126	128,661
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]	160	159,841
BNSF Funding Trust I 6.613% 2055[1]	250	238,781
General Electric Capital Corp., Series A, 6.00% 2012	125	127,907
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]	122	113,529
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	70	69,164
Jet Equipment Trust, Series 1994-A, 11.79% 2013[2,4]	750	8
		3,248,073

Telecommunication Services — 4.70%
AT&T Wireless Services, Inc. 7.875% 2011	100	108,599
AT&T Wireless Services, Inc. 8.125% 2012	500	554,701
Nextel Communications, Inc., Series E, 6.875% 2013	500	506,072
Nextel Communications, Inc., Series D, 7.375% 2015	150	153,829
SBC Communications Inc. 6.25% 2011	250	255,168
SBC Communications Inc. 5.625% 2016	150	143,863
France Télécom 7.75% 2011[1]	250	271,090
Telefónica Emisiones, SAU 7.045% 2036	150	154,558
Telecom Italia Capital SA 7.20% 2036	150	153,447
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	150	149,981
Deutsche Telekom International Finance BV 8.25% 2030[1]	125	146,649
Koninklijke KPN NV 8.00% 2010	125	133,493
BellSouth Corp. 6.55% 2034	100	96,823
		2,828,273

Consumer Discretionary — 4.56%
DaimlerChrysler North America Holding Corp. 8.00% 2010	600	641,704
Tele-Communications, Inc. 9.80% 2012	215	249,599
Comcast Corp. 6.50% 2017	150	152,334
Ryland Group, Inc. 5.375% 2012	250	230,540
Toll Brothers, Inc. 5.15% 2015	200	174,277
Seminole Tribe of Florida 5.798% 2013[2,3]	150	146,676
News America Inc. 6.40% 2035	150	141,471
Harrah’s Operating Co., Inc. 5.625% 2015	150	140,174
MDC Holdings, Inc. 5.50% 2013	150	137,610
AOL Time Warner Inc. 7.625% 2031	125	134,797
Pulte Homes, Inc. 8.125% 2011	125	132,871
Hyatt Equities, LLC 6.875% 2007[2]	125	125,856
Royal Caribbean Cruises Ltd. 7.25% 2016	125	124,407
Viacom Inc. 6.875% 2036[2]	125	120,249
Centex Corp. 5.25% 2015	100	91,007
		2,743,572

Utilities — 4.37%
FPL Energy American Wind, LLC 6.639% 2023[2,3]	248	250,807
FPL Energy National Wind, LLC 5.608% 2024[2,3]	233	226,070
Commonwealth Edison Co., Series 99, 3.70% 2008	125	121,307
Exelon Generation Co., LLC 6.95% 2011	300	314,652
Midwest Generation, LLC, Series B, 8.56% 2016[3]	83	87,811
Homer City Funding LLC 8.734% 2026[3]	295	331,897
Reliant Energy Resources Corp. 7.75% 2011	250	268,853
AES Ironwood, LLC 8.857% 2025[3]	231	248,109
MidAmerican Energy Holdings Co. 5.00% 2014	225	212,638
Constellation Energy Group, Inc. 6.125% 2009	200	202,459
Duke Capital Corp. 6.25% 2013	125	125,960
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	125	124,838
PSEG Power LLC 3.75% 2009	125	119,292
		2,634,693

Materials — 1.65%
Norske Skogindustrier ASA 7.625% 2011[2]	500	509,781
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	250	258,125
International Paper Co. 5.85% 2012	125	125,310
Stora Enso Oyj 7.25% 2036[2]	100	100,289
		993,505

Energy — 1.35%
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	300	295,875
Energy Transfer Partners, LP 5.65% 2012	250	244,114
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	178	171,112
Qatar Petroleum 5.579% 2011[2]	100	100,082
		811,183

Health Care — 1.19%
Cardinal Health, Inc. 6.75% 2011	250	258,890
Cardinal Health, Inc. 4.00% 2015	100	86,053
Humana Inc. 7.25% 2006	125	125,000
UnitedHealth Group Inc. 5.20% 2007	125	124,787
Amgen Inc. 4.00% 2009	125	119,796
		714,526

Consumer Staples — 0.62%
Delhaize America, Inc. 8.125% 2011	250	267,232
CVS Corp. 6.117% 2013[2,3]	107	107,540
		374,772

Information Technology — 0.62%
Cisco Systems, Inc. 5.25% 2011	250	247,455
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	125	124,134
		371,589

MORTGAGE- AND ASSET-BACKED OBLIGATIONS[3]— 23.33%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	250	267,357
Fannie Mae, Series 2001-T6B, 6.088% 2011	250	257,334
Fannie Mae 6.00% 2021	25	25,213
Fannie Mae, Series 2001-4, Class GA, 10.263% 2025[1]	40	44,344
Fannie Mae 7.00% 2026	23	23,443
Fannie Mae 7.00% 2031	11	10,955
Fannie Mae 7.50% 2031	9	9,103
Fannie Mae, Series 2001-20, Class C, 12.01% 2031[1]	39	43,800
Fannie Mae 6.00% 2034	212	211,041
Fannie Mae 6.00% 2034	175	173,972
Fannie Mae 6.00% 2035	211	210,080
Fannie Mae 5.50% 2036	454	440,791
Fannie Mae 6.50% 2036	16	16,618
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	27	27,194
Government National Mortgage Assn. 8.50% 2008	6	6,436
Government National Mortgage Assn. 10.00% 2020	49	55,465
Government National Mortgage Assn. 6.00% 2036	875	873,731
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.143% 2035[1]	246	246,006
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	226	217,841
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	205	202,483
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	145	143,456
Freddie Mac 8.75% 2008	3	2,948
Freddie Mac 4.00% 2015	195	182,582
Freddie Mac 5.00% 2035	243	229,891
Freddie Mac 5.00% 2035	121	114,806
Freddie Mac 5.50% 2035	120	116,959
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	124	87,985
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	500	493,184
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	250	240,681
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	353	358,421
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	224	236,471
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	240	229,246
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.325% 2034[1]	344	334,769
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[1]	59	58,110
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.844% 2037[1]	243	240,189
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.645% 2045[1]	232	233,120
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.20% 2030[1]	250	258,318
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.20% 2030[1]	250	258,258
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	200	193,867
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	325	320,589
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	250	243,330
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	250	243,550
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.653% 2036[1]	486	481,984
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	255	241,069
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	125	121,629
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	115	117,191
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	423	429,186
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	320	318,967
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	290	308,516
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	250	259,251
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	250	254,497
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	250	248,555
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	250	244,416
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	250	241,655
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035[1]	222	221,075
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.707% 2035[1]	217	213,908
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	27	27,204
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	168	171,948
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.615% 2035[1]	195	195,707
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.884% 2036[1]	195	193,404
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.178% 2045[1]	162	164,106
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	158	159,366
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	145	141,835
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	125	134,348
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	125	132,381
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.645% 2035[1]	130	129,842
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	125	127,756
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	125	122,782
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	118	118,979
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	119	118,972
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.694% 2034[1]	84	80,678
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	50	50,789
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.518% 2027[1,2]	47	47,315
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 2033[1]	43	42,434
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	7	7,499
		14,053,181

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 14.69%
U.S. Treasury 3.625% 2009[5]	1,125	1,085,535
U.S. Treasury 14.00% 2011	450	461,461
U.S. Treasury 4.25% 2013	1,600	1,535,504
U.S. Treasury 12.50% 2014	1,200	1,454,628
U.S. Treasury 11.25% 2015	800	1,145,752
U.S. Treasury 4.50% 2036	2,475	2,260,368
Fannie Mae 5.25% 2007	500	498,975
Freddie Mac 5.50% 2011	400	403,988
		8,846,211

MUNICIPALS — 1.61%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	325	355,417
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	260	276,445
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	169	166,231
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	125	119,826
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	50	50,044
		967,963

NON-U.S. GOVERNMENT BONDS & NOTES — 0.37%
Israeli Government 7.50% 2014	ILS935	$225,315

Total bonds & notes (cost: $53,236,150)		52,049,727

Preferred securities — 8.33%	Shares

FINANCIALS — 8.33%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]	375,000	384,356
BNP Paribas 5.186% noncumulative[1,2]	300,000	277,775
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]	150,000	167,500
Fannie Mae, Series O, 7.625% preferred[1,2]	15,000	810,000
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]	400,000	451,231
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]	360,000	386,465
Deutsche Bank Capital Funding Trust I, 7.872%[1,2]	300,000	315,640
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]	300,000	292,555
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	10,000	281,563
ING Capital Funding Trust III 8.439% noncumulative preferred[1]	250,000	275,503
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	10,000	264,600
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2]	250,000	255,123
Wachovia Capital Trust III 5.80%[1]	250,000	246,195
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,2]	250,000	238,437
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	250,000	233,777
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	125,000	134,332

Total preferred securities (cost: $4,925,404)		5,015,052

Short-term securities — 5.39%	Principal amount (000)

Becton, Dickinson and Co. 5.22% 8/7/2006	$1,000	998,985
Caterpillar Inc. 5.24% 8/1/2006[2]	900	899,869
Hewlett-Packard Co. 5.25% 8/9/2006[2]	850	848,884
E.I. duPont de Nemours and Co. 5.23% 8/4/2006[2]	500	499,710

Total short-term securities (cost: $3,247,448)		3,247,448

Total investment securities (cost: $61,409,002)		60,312,227
Other assets less liabilities		(92,339)

Net assets		$60,219,888

1 Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $16,408,589, which represented 27.25% of the net assets of the fund. Certain restricted securities may nonetheless trade actively among eligible investors.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
4 Scheduled interest and/or principal payment was not received.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

MFGEFP-985-0906-S6853

Financial statements

Statements of assets and liabilities
at July 31, 2006

	Growth and Income	Bond
	Portfolio	Portfolio

Assets:
Investment securities at market (cost: $91,284,185 and $61,409,002, respectively)	$103,791,934	$60,312,227
Cash	108,113	136,914
Receivables for:
Sales of investments	65,750	200
Sales of fund's shares	23,162	43,015
Dividends and interest	90,407	772,115
Total assets	104,079,366	61,264,471

Liabilities:
Payables for:
Purchases of investments	100,599	1,016,123
Investment advisory services	39,146	22,866
Other fees and expenses	5,701	5,594
Total liabilities	145,446	1,044,583
Net assets at July 31, 2006	$103,933,920	$60,219,888

Net assets consist of:
Capital paid in on shares of beneficial interest	$87,453,649	$62,391,077
Undistributed (distributions in excess of) net investment income	361,939	(371,282)
Undistributed (accumulated) net realized gain (loss)	3,610,377	(703,254)
Net unrealized appreciation (depreciation)	12,507,955	(1,096,653)
Net assets at July 31, 2006	$103,933,920	$60,219,888

Shares of beneficial interest issued and outstanding - unlimited shares authorized
Shares outstanding	6,996,366	3,767,196
Net asset value per share	$14.86	$15.99

See Notes to Financial Statements

Statements of operations
for the year ended July 31, 2006

	Growth and Income Portfolio	Bond Portfolio
Investment income:
Income:
Dividends (net of non-U.S. taxes of $16,660 on Growth and Income Portfolio)	$1,695,185	$96,084
Interest	579,053	3,303,476
Total income	2,274,238	3,399,560

Fees and expenses:
Investment advisory services	510,774	296,578
Transfer agent services	488	424
Reports to shareholders	11,793	6,970
Registration statement and prospectus	26,397	23,557
Trustees' compensation	76,138	44,945
Trustees' travel expenses	24,883	14,582
Auditing	40,012	40,004
Legal	28,091	28,091
Custodian	1,357	1,086
Other	10,313	10,105
Total fees and expenses before waiver	730,246	466,342
Less waiver of fees and expenses:
Investment advisory services	51,077	29,658
Total fees and expenses after waiver	679,169	436,684
Net investment income	1,595,069	2,962,876

Net realized gain and unrealized depreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	3,724,598	(47,111)
Non-U.S. currency transactions	(46,825)	203,318
	3,677,773	156,207
Net unrealized (depreciation) appreciation on:
Investments	(951,196)	(2,028,748)
Non-U.S. currency translations	864	1,314
	(950,332)	(2,027,434)
Net realized gain and
unrealized depreciation on investments and non-U.S. currency	2,727,441	(1,871,227)
Net increase in net assets resulting from operations	$4,322,510	$1,091,649

See Notes to Financial Statements

GROWTH AND INCOME PORTFOLIO

Statements of changes in net assets

	Year ended	Year ended
	July 31,	July 31,
	2006	2005
Operations:
Net investment income	$1,595,069	$1,592,287
Net realized gain on investments and non-U.S. currency transactions	3,677,773	4,312,507
Net unrealized (depreciation) appreciation on investments and non-U.S. currency translations	(950,332)	3,705,885
Net increase in net assets resulting from operations	4,322,510	9,610,679

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,573,538)	(1,400,093)
Distributions from net realized gain on investments	(3,411,060)	(2,564,054)
Total dividends and distributions paid to shareholders	(4,984,598)	(3,964,147)

Capital share transactions	(1,714,131)	10,635,416

Total (decrease) increase in net assets	(2,376,219)	16,281,948

Net assets:
Beginning of year	106,310,139	90,028,191
End of year (including undistributed
net investment income: $361,939 and $342,356, respectively)	$103,933,920	$106,310,139

BOND PORTFOLIO

Statements of changes in net assets

	Year ended	Year ended
	July 31,	July 31,
	2006	2005
Operations:
Net investment income	$2,962,876	$2,916,766
Net realized gain on investments and non-U.S. currency transactions	156,207	604,275
Net unrealized depreciation on investments and non-U.S. currency translations	(2,027,434)	(468,296)
Net increase in net assets resulting from operations	1,091,649	3,052,745

Dividends paid to shareholders from net investment income	(3,392,290)	(3,464,879)

Capital share transactions	(2,252,490)	5,960,099

Total (decrease) increase in net assets	(4,553,131)	5,547,965

Net assets:
Beginning of year	64,773,019	59,225,054
End of year (including distributions in excess of
net investment income: $(371,282) and $(363,031), respectively)	$60,219,888	$64,773,019

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - Endowments (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the trust's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

During the year ended July 31, 2006, Growth and Income Portfolio reclassified $1,948 from undistributed net investment income to undistributed net realized gain and Bond Portfolio reclassified $421,163 from accumulated net realized loss to distributions in excess of net investment income to align financial reporting with tax reporting.

As of July 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:

	Growth and Income Portfolio		Bond Portfolio
Undistributed ordinary income	$939,438		$450,671
Undistributed long-term capital gain	3,089,247		-
Capital loss carryforwards*:
Expiring 2011	-	$(197,714)
Expiring 2014	-	(345,751)	(543,465)
Post October capital loss deferrals (realized during the period November 1, 2005, through July 31, 2006)†	-		(145,536)
Gross unrealized appreciation on investment securities	15,570,574		39,098
Gross unrealized depreciation on investment securities	(3,119,195)		(1,961,028)
Net unrealized appreciation (depreciation) on investment securities	12,451,379		(1,921,930)
Cost of investment securities	91,340,555		62,234,157
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

For the year ended July 31, 2006, Growth and Income Portfolio made distributions from realized short-term capital gains in the amount of $514,877 and from realized long-term capital gains in the amount of $2,896,183.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the funds’ transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund’s daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of each fund. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the year ended July 31, 2006, no such fee reductions were required, but CRMC is voluntarily waiving 10% of investment advisory services fees. During the year ended July 31, 2006, total investment advisory services fees waived by CRMC were $51,077 and $29,658 for Growth and Income Portfolio and Bond Portfolio, respectively. As a result, the fees shown on the accompanying financial statements of $510,774 and $296,578, for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.450% of average daily net assets.

Transfer agent services - The funds have a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping and communications.

Affiliated officers and trustees - Officers and certain trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No affiliated officers or trustees received any compensation directly from the funds.

5. Capital share transactions

Capital share transactions in the funds were as follows:

	Sales		Reinvestments of dividends and distributions		Repurchases		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2006
Growth and Income Portfolio	$13,316,629	901,807	$4,649,782	317,885	$(19,680,542)	(1,336,012)	$(1,714,131)	(116,320)
Bond Portfolio	6,094,902	377,010	2,805,680	174,045	(11,153,072)	(680,419)	(2,252,490)	(129,364)

Year ended July 31, 2005
Growth and Income Portfolio	$12,669,940	869,849	$3,499,712	240,757	$(5,534,236)	(383,646)	$10,635,416	726,960
Bond Portfolio	7,665,322	455,477	2,628,385	157,099	(4,333,608)	(259,090)	5,960,099	353,486

6. Investment transactions

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $22,117,906 and $35,245,824 and sales of investment securities of $30,693,346 and $37,522,801, respectively, during the year ended July 31, 2006. Short-term securities were excluded.

Financial highlights

Growth and Income Portfolio

		Income (loss) from investment operations(1)				Dividends and distributions

	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized	)	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year(in millions	)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers	(2)	Ratio of net income to average net assets

Year ended 7/31/2006	$14.95	$.23	$.44		$.67	$(.23)	$(.53)	$(.76)	$14.86	4.61%	$104.71%			.66%		1.56%
Year ended 7/31/2005	14.10	.24	1.20		1.44	(.21)	(.38)	(.59)	14.95	10.33	106.69			.66		1.60
Year ended 7/31/2004	12.57	.20	1.53		1.73	(.20)	-	(.20)	14.10	13.81	90.64			.64		1.43
Year ended 7/31/2003	11.61	.22	.94		1.16	(.20)	-	(.20)	12.57	10.18	76.68			.68		1.88
Year ended 7/31/2002	13.11	.23	(1.33)		(1.10)	(.24)	(.16)	(.40)	11.61	(8.60)	63.66			.66		1.81

Bond Portfolio

		Income from investment operations(1)			Dividends and distributions

	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains	)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year(in millions	)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers	(2)	Ratio of net income to average net assets

Year ended 7/31/2006	$16.62	$.81	$(.50)	$.31	$(.94)	$-		$(.94)	$15.99	1.94%	$60.79%			.74%		5.00%
Year ended 7/31/2005	16.72	.78	.05	.83	(.93)	-		(.93)	16.62	5.07	65.74			.71		4.61
Year ended 7/31/2004	16.57	.83	.22	1.05	(.90)	-		(.90)	16.72	6.37	59.70			.70		4.93
Year ended 7/31/2003	15.93	.89	.77	1.66	(1.02)	-		(1.02)	16.57	10.64	59.71			.71		5.38
Year ended 7/31/2002	16.56	.99	(.53)	.46	(1.09)	-		(1.09)	15.93	2.82	50.70			.70		6.07

	Year ended July 31
Portfolio turnover rate	2006	2005	2004	2003	2002
Growth and Income Portfolio	25%	31%	32%	29%	50%
Bond Portfolio	62%	51%	36%	25%	70%

(1) Based on average shares outstanding.
(2) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Endowments:

We have audited the accompanying statements of assets and liabilities of Endowments (the “Trust”), including the investment portfolios, comprising the Growth and Income and Bond Portfolios, as of July 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Endowments as of July 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Costa Mesa, California
September 14, 2006

Tax information          unaudited

We are required to advise you within 60 days of the funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended July 31, 2006:

	Growth and Income Portfolio		Bond Portfolio

Long-term capital gains	$2,896,000	$
Qualified dividend income	1,880,000		80,000
U.S. government income that may be exempt from state taxation	48,000		413,000

Additional tax information will be mailed in early 2007 to applicable shareholders. Shareholders should consult their tax advisers.

Endowments

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-01884 and 1933 Act No. 002-34371)

(a)
Certificate of Trust and Trust Instrument - previously filed (see P/E Amendment No. 46 filed 5/15/98, No. 55 filed 10/1/04, and No. 56 filed 9/29/05) and Trust Instrument Supplement as of 2/28/06 - previously filed (see P/E Amendment No. 57 filed 9/29/06)

(b)	By-laws as amended 5/17/05 - previously filed (see P/E Amendment No. 56 filed 9/29/05)

(c)	None

(d)	Amended Investment Advisory and Service Agreements as of 7/28/99 - previously filed (see P/E Amendment No. 56 filed 9/29/05)

(e)	Underwriting Contracts - Form of Principal Underwriting Agreement as of 11/16/06

(f)	Bonus or profit sharing contracts - none

(g)
Form of Global Custody Agreement - previously filed (see P/E Amendment No. 52 filed 9/27/01) and Form of JPMorgan Chase Supplemental Agreement - previously filed (see P/E Amendment No. 56 filed 9/29/05)

(h)	Amended Shareholder Services Agreement as of 8/31/99 and amended as of 8/1/02 and Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 55 filed 10/1/04)

(i) Legal Opinion - previously filed (see P/E Amendment No. 47 filed 7/31/98)

(j)	Consent of Independent Registered Public Accounting Firm

(k) Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m)	Rule 12b-1 plan - none

(n)	Rule 18f-3 plan - none

(o) Reserved

(p)	Code of Ethics for the Capital Group Companies dated April 2006 and Code of Ethics for Registrant dated December 2005 - previously filed (see P/E Amendment No. 57 filed 9/29/06)

Item 24. Persons Controlled by or under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article X of the Registrant's Certificate of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940 as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a)  American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
	David L. Abzug P.O. Box 2248 Agoura Hills, CA 91376	Vice President	None
	William C. Anderson 7780 Boylston Court Dublin, OH 43016	Regional Vice President	None
	Robert B. Aprison 2983 Bryn Wood Drive Madison, WI 53711	Senior Vice President	None
	T. Patrick Bardsley 36 East Woodward Blvd. Tulsa, OK 74114	Regional Vice President	None
	Shakeel A. Barkat 982 Wayson Way Davidsonville, MD 21035	Regional Vice President	None
	Steven L. Barnes 7490 Clubhouse Road Suite 100 Boulder, CO 80301	Senior Vice President	None
	Thomas M. Bartow 20 Cerchio Alto Henderson, NV 89011	Vice President	None
B	Carl R. Bauer	Vice President	None
	Michelle A. Bergeron 4160 Gateswalk Drive Smyrna, GA 30080	Senior Vice President	None
	J. Walter Best, Jr. 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Vice President	None
	John A. Blanchard 576 Somerset Lane Northfield, IL 60093	Senior Vice President	None
	Ian B. Bodell 7003 Chadwick Drive, Suite 355 Brentwood, TN 37027	Senior Vice President	None
	Jonathan W. Botts 2231 Garden View Lane Weddington, NC 28104	Regional Vice President	None
	Bill Brady 646 Somerset Drive Indianapolis, IN 46260	Regional Vice President	None
	Mick L. Brethower 510 Cimmaron Hills Trail W. Georgetown, TX 78628	Senior Vice President	None
	C. Alan Brown 7424 Somerset Avenue St. Louis, MO 63105	Vice President	None
L	Sheryl M. Burford	Assistant Vice President	None
B	J. Peter Burns	Vice President	None
	Steven Calabria 161 Bay Avenue Huntington Bay, NY 11743	Regional Vice President	None
S	Kathleen D. Campbell	Assistant Vice President	None
	Matthew C. Carlisle 100 Oakmont Lane, #409 Belleair, FL 33756	Vice President	None
	Damian F. Carroll 40 Ten Acre Road New Britain, CT 06052	Vice President	None
	James D. Carter 560 Valley Hill Lane Knoxville, TN 37922	Regional Vice President	None
	Brian C. Casey 8002 Greentree Road Bethesda, MD 20817	Senior Vice President	None
	Victor C. Cassato 999 Green Oaks Drive Greenwood Village, CO 80121	Senior Vice President	None
	Christopher J. Cassin 120 E. Ogden Ave., Suite 106 Hinsdale, IL 60521	Senior Vice President	None
L	Denise M. Cassin	Director, Senior Vice President	None
L	David D. Charlton	Director, Senior Vice President	None
	Thomas M. Charon 262 Mulberry Drive Delafield, WI 53018	Regional Vice President	None
L	Wellington Choi	Assistant Vice President	None
	Paul A. Cieslik 90 Northington Drive Avon, CT 06001	Regional Vice President	None
L	Larry P. Clemmensen	Director	None
L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
H	Cheri Coleman	Vice President	None
	Ruth M. Collier 106 Central Park South, #10K New York, NY 10019	Senior Vice President	None
S	David Coolbaugh	Vice President	None
	Carlo O. Cordasco 4036 Ambassador Circle Williamsburg, VA 23188	Regional Vice President	None
B	Josie Cortez	Assistant Vice President	None
	Charles H. Cote 305 Edgeworth Lane Sewickley, PA 15143	Regional Vice President	None
	Thomas E. Cournoyer 2333 Granada Blvd. Coral Gables, FL 33134	Vice President	None
L	Michael D. Cravotta	Assistant Vice President	None
	Joseph G. Cronin 1281 Fiore Drive Lake Forest, IL 60045	Vice President	None
	William F. Daugherty 1213 Redwood Hills Circle Carlisle, PA 17015	Vice President	None
	Guy E. Decker 2990 Topaz Lane Carmel, IN 46032	Vice President	None
	Daniel J. Delianedis Edina Executive Plaza 5200 Willson Road, Suite 150 Edina, MN 55424	Senior Vice President	None
L	James W. DeLouise	Assistant Vice President	None
	James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127	Vice President	None
L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
	Lori A. Deuberry 130 Aurora Street Hudson, OH 44236	Regional Vice President	None
L	Dianne M. Dexter	Assistant Vice President	None
	Thomas J. Dickson 108 Wilmington Court Southlake, TX 76092	Vice President	None
	Michael A. DiLella 22 Turner’s Lake Drive Mahwah, NJ 07430	Senior Vice President	None
	G. Michael Dill 505 E. Main Street Jenks, OK 74037	Senior Vice President	None
N	Dean M. Dolan	Vice President	None
L	Hedy B. Donahue	Assistant Vice President	None
L	Michael J. Downer	Director	None
	Craig A. Duglin 4170 Vanetta Drive Studio City, CA 91604	Regional Vice President	None
	Michael J. Dullaghan 5040 Plantation Grove Lane Roanoke, VA 24012	Regional Vice President	None
I	Lloyd G. Edwards	Senior Vice President	None
	Timothy L. Ellis 1700 Lelia Drive, Suite 105 Jackson, MS 39216	Senior Vice President	None
	Kristopher A. Feldmeyer 787 Jackson Road Greenwood, IN 46142	Regional Vice President	None
L	Lorna Fitzgerald	Vice President	None
	William F. Flannery 29 Overlook Road Hopkinton, MA 01748	Regional Vice President	None
	John R. Fodor 15 Latisquama Road Southborough, MA 01772	Senior Vice President	None
L	Charles L. Freadhoff	Vice President	None
	Daniel B. Frick 845 Western Avenue Glen Ellyn, IL 60137	Vice President	None
L	Linda S. Gardner	Vice President	None
	Keith R. George 3835 East Turtle Hatch Road Springfield, MO 65809	Regional Vice President	None
L	J. Christopher Gies	Senior Vice President	None
B	Lori A. Giacomini	Assistant Vice President	None
L	David M. Givner	Secretary	None
B	Evelyn K. Glassford	Vice President	None
	Jack E. Goldin 3424 Belmont Terrace Davie, FL 33328	Regional Vice President	None
L	Earl C. Gottschalk	Vice President	None
	Jeffrey J. Greiner 8250-A Estates Parkway Plain City, OH 43064	Senior Vice President	None
	Eric M. Grey 601 Fisher Road N. Dartmouth, MA 02747	Regional Vice President	None
B	Mariellen Hamann	Vice President	None
	Derek S. Hansen 13033 Ridgedale Drive, #147 Minnetonka, MN 55305	Vice President	None
	David E. Harper 5400 Russell Cave Road Lexington, KY 40511	Senior Vice President	None
	Calvin L. Harrelson, III 2048 Kings Manor Drive Weddington, NC 28104	Regional Vice President	None
	Robert J. Hartig, Jr. 13563 Marjac Way McCordsville, IN 46055	Vice President	None
L	Linda M. Hines	Vice President	None
	Steven J. Hipsley 44 Tyler Drive Saratoga Springs, NY 12866	Regional Vice President	None
L	Russell K. Holliday	Vice President	None
	Heidi Horwitz 5 Christopher Hill Road Weston, CT 06883	Regional Vice President	None
L	Kevin B. Hughes	Vice President	None
	Ronald R. Hulsey 6202 Llano Dallas, TX 75214	Senior Vice President	None
	Marc Ialeggio 13 Prince Royal Passage Corte Madera, CA 94925	Regional Vice President	None
	Robert S. Irish 1225 Vista Del Mar Drive Delray Beach, FL 33483	Senior Vice President	None
L	Linda Johnson	Assistant Vice President	None
G1	Joanna F. Jonsson	Director	None
B	Damien M. Jordan	Senior Vice President	None
L	Marc J. Kaplan	Assistant Vice President	None
	John P. Keating 1576 Sandy Springs Dr. Orange Park, FL 32003	Vice President	None
	Brian G. Kelly 76 Daybreak Road Southport, CT 06890	Regional Vice President	None
	Andrew J. Kilbride 3080 Tuscany Court Ann Arbor, MI 48103	Regional Vice President	None
N	Dorothy Klock	Vice President	None
	Dianne L. Koske 6 Black Oak Court Poquoson, VA 23662	Assistant Vice President	None
B	Elizabeth K. Koster	Vice President	None
	Christopher F. Lanzafame 19365 Lovall Valley Court Sonoma, CA 95476	Regional Vice President	None
	Patricia D. Lathrop 822 Monterey Blvd., NE St. Petersburg, FL 33704	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
	T. Blake Liberty 5506 East Mineral Lane Littleton, CO 80122	Vice President	None
	Mark J. Lien 1103 Tulip Tree Lane West Des Moines, IA 50266	Vice President	None
L	Lorin E. Liesy	Vice President	None
I	Kelle Lindenberg	Assistant Vice President	None
	Louis K. Linquata 5214 Cass Street Omaha, NE 68132	Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
	Nathan G. Mains 7711 S. Columbine Street Centennial, CO 80122	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
	Steven M. Markel 5241 South Race Street Greenwood Village, CO 80121	Senior Vice President	None
L	Paul R. Mayeda	Assistant Vice President	None
L	Eleanor P. Maynard	Vice President	None
L	Christopher McCarthy	Vice President	None
	James R. McCrary 28812 Crestridge Rancho Palos Verdes, CA 90275	Vice President	None
L	Will McKenna	Vice President	None
S	John V. McLaughlin	Senior Vice President	None
	Terry W. McNabb 2002 Barrett Station Road St. Louis, MO 63131	Senior Vice President	None
L	Katharine McRoskey	Assistant Vice President	None
	Scott M. Meade 41 South Road Rye Beach, NH 03871	Vice President	None
	Charles L. Mitsakos 3017 11th Avenue West Seattle, WA 98119	Regional Vice President	None
	Monty L. Moncrief 55 Chandler Creek Court The Woodlands, TX 77381	Regional Vice President	None
	David H. Morrison 7021 North Stratton Court Peoria, IL 61615	Regional Vice President	None
	Andrew J. Moscardini 832 Coldwater Creek Circle Niceville, FL 32578	Regional Vice President	None
	William E. Noe 3600 Knollwood Road Nashville, TN 37215	Senior Vice President	None
L	Heidi J. Novaes	Vice President	None
	Eric P. Olson 27 Main Street, Suite 200 Topsfield, MA 01983	Senior Vice President	None
	Jeffrey A. Olson 2708 88th St. Court, NW Gig Harbor, WA 98332	Regional Vice President	None
	Thomas A. O’Neil 4 Hillcrest Avenue Eastborough, KS 67208	Regional Vice President	None
	Michael W. Pak 13929 SE 92nd Street Newcastle, WA 98059	Regional Vice President	None
	W. Burke Patterson, Jr. 1643 Richland Avenue Baton Rouge, LA 70808	Regional Vice President	None
	Gary A. Peace 291 Kaanapali Drive Napa, CA 94558	Vice President	None
	Samuel W. Perry 4340 East Indian School Road Suite 21 Phoenix, AZ 85018	Regional Vice President	None
	Raleigh G. Peters 1439 Byrd Drive Berwyn, PA 19312	Regional Vice President	None
	David K. Petzke 4016 Saint Lucia Street Boulder, CO 80301	Vice President	None
	Fredric Phillips 175 Highland Avenue, 4th Floor Needham, MA 02494	Senior Vice President	None
	John Pinto 226 Country Club Drive Lansdale, PA 19446	Regional Vice President	None
	Carl S. Platou 7455 80th Place, S.E. Mercer Island, WA 98040	Senior Vice President	None
	Charles R. Porcher One Glenlake Pkwy., Suite 700 Atlanta, GA 30328	Regional Vice President	None
S	Richard P. Prior	Vice President	None
	Mike Quinn 1035 Vintage Club Drive Duluth, GA 30097	Regional Vice President	None
	John W. Rankin 1725 Centennial Club Drive Conway, AR 72034	Regional Vice President	None
	Jennifer D. Rasner 11940 Baypoint Drive Burnsville, MN 55337	Regional Vice President	None
	James P. Rayburn 3108 Roxbury Road Homewood, AL 35209	Regional Vice President	None
	Mark S. Reischmann 4125 Hermitage Drive Colorado Springs, CO 80906	Regional Vice President	None
	Steven J. Reitman 212 The Lane Hinsdale, IL 60521	Senior Vice President	None
	Brian A. Roberts 209-A 60th Street Virginia Beach, VA 23451	Vice President	None
	Jeffrey Robinson 7 Waterville Lane Shrewsbury, MA 01545	Regional Vice President	None
L	James F. Rothenberg	Director	None
	Romolo D. Rottura 233 Glenhaven Court Swedesboro, NJ 08085	Vice President	None
	Douglas F. Rowe 414 Logan Ranch Road Georgetown, TX 78628	Vice President	None
	William M. Ryan 1408 Cortland Drive Manasquan, NJ 08736	Regional Vice President	None
L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
	Richard A. Sabec, Jr. 6868 Meadow Glen Drive Westerville, OH 43082	Regional Vice President	None
	Richard R. Samson 4604 Glencoe Avenue, #4 Marina del Rey, CA 90292	Senior Vice President	None
	Paul V. Santoro 28 State Street, Suite 1100 Boston, MA 02109	Vice President	None
H	Diane Sawyer	Senior Vice President	None
	Joseph D. Scarpitti 31465 St. Andrews Westlake, OH 44145	Senior Vice President	None
	Shane D. Schofield 201 McIver Street Greenville, SC 29601	Vice President	None
	Mark A. Seaman 645 Baltimore Annapolis Blvd Suite 220 Severna Park, MD 21146	Vice President	None
S	Sherrie L. Senft	Vice President	None
	James J. Sewell III 415 East Holyoke Place Claremont, CA 91711	Regional Vice President	None
	Arthur M. Sgroi 76 Fields End Drive Glenmont, NY 12077	Regional Vice President	None
L	R. Michael Shanahan	Director	None
L	Michael J. Sheldon	Vice President	None
	Frederic J. Shipp 1352 Sanjo Farms Drive Chesapeake, VA 23320	Regional Vice President	None
	Daniel S. Shore 3734 North Greenview Avenue Chicago, IL 60613	Vice President	None
	Brad Short 1601 Seal Way Seal Beach, CA 90740	Vice President	None
	David W. Short 1000 RIDC Plaza, Suite 212 Pittsburgh, PA 15238	Chairman of the Board and Co-Chief Executive Officer	None
	Nathan W. Simmons 496 Dogwood Trail Quincy, FL 32352	Regional Vice President	None
	William P. Simon, Jr. 237 Lancaster Avenue, Suite 207 Devon, PA 19333	Director, Senior Vice President	None
L	Connie F. Sjursen	Vice President	None
	Jerry L. Slater 1820 38th Ave. E Seattle, WA 98112	Senior Vice President	None
LW	John H. Smet	Director	None
	Rodney G. Smith 15851 Dallas Parkway, Suite 500 Addison, TX 75001-6016	Senior Vice President	None
	J. Eric Snively 2548 Violet Street Glenview, IL 60025	Regional Vice President	None
	Anthony L. Soave 3780 Foxglove Court NE Grand Rapids, MI 49525	Vice President	None
L	Therese L. Soullier	Vice President	None
	Nicholas D. Spadaccini 855 Markley Woods Way Cincinnati, OH 45230	Senior Vice President	None
L	Kristen J. Spazafumo	Vice President	None
	Mark D. Steburg 12508 160th Avenue Southeast Renton, WA 98059	Regional Vice President	None
	Michael P. Stern 213 Aptos Place Danville, CA 94526	Regional Vice President	None
	Brad Stillwagon 2438 Broadmeade Road Louisville, KY 40205	Vice President	None
	Thomas A. Stout 1004 Ditchley Road Virginia Beach, VA 23451	Vice President	None
	Craig R. Strauser 175 Berwick Lake Oswego, OR 97034	Senior Vice President	None
L	Libby J. Syth	Vice President	None
L	Drew W. Taylor	Assistant Vice President	None
L	Larry I. Thatt	Assistant Vice President	None
	Gary J. Thoma 401 Desnoyer Kaukauna, WI 54130	Regional Vice President	None
	Cynthia M. Thompson 4 Franklin Way Ladera Ranch, CA 92694	Regional Vice President	None
	David Tippets 15 Player Green Place The Woodlands, TX 77382	Regional Vice President	None
L	James P. Toomey	Vice President	None
I	Christopher E. Trede	Vice President	None
	George F. Truesdail 400 Abbotsford Court Charlotte, NC 28270	Senior Vice President	None
	Scott W. Ursin-Smith 103 E. Blithedale Avenue, Suite 1 Mill Valley, CA 94941	Senior Vice President	None
S	Cindy Vaquiax	Assistant Vice President	None
	J. David Viale 39 Old Course Drive Newport Beach, CA 92660	Vice President	None
D	Bradley J. Vogt	Director	None
L	A. Jordan Wallens 1501 Maple Avenue, #602 Evanston, IL 60201	Regional Vice President	None
	Thomas E. Warren 119 Faubel St. Sarasota, FL 34242	Vice President	None
L	J. Kelly Webb	Senior Vice President	None
	Gregory J. Weimer 206 Hardwood Drive Venetia, PA 15367	Director, Senior Vice President	None
B	Timothy W. Weiss	Director	None
SF	Gregory W. Wendt	Director	None
	George J. Wenzel 261 Barden Road Bloomfield Hills, MI 48304	Vice President	None
	Brian E. Whalen 4072 Yellow Ginger Glen Norcross, GA 30092	Regional Vice President	None
L	N. Dexter Williams, Jr.	Senior Vice President	None
L	Alan J. Wilson	Director	None
	Andrew L. Wilson 11163 Rich Meadow Drive Great Falls, VA 22066	Vice President	None
	Steven C. Wilson 7529 Summit Ridge Road Middleton, WI 53562	Regional Vice President	None
	Timothy J. Wilson 501 Valley Brook Road, Suite 204 McMurray, PA 15317	Vice President	None
B	Laura L. Wimberly	Vice President	None
	Marshall D. Wingo Promenade Two, 25th Floor 1230 Peachtree Street, N.E. Atlanta, GA 30309	Director, Senior Vice President	None
	Kurt A. Wuestenberg 975 Arboretum Drive Saline, MI 48176	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
	Jason P. Young 11141 Whitetail Lane Olathe, KS 66061	Regional Vice President	None
	Jonathan A. Young 2145 Hickory Forrest Chesapeake, VA 23322	Regional Vice President	None
	Scott D. Zambon 2178 Pieper Lane Tustin, CA 92782	Regional Vice President	None
__________
L	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
B	Business Address, 135 South State College Boulevard, Brea, CA 92821
S	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c)	None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940 are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 135 South State College Boulevard, Brea, California 92821, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513; and/or the offices of the Registrant, One Market, Steuart Tower (Suite 1800), San Francisco, California 94105.

Registrant's records covering shareholder accounts are maintained and kept by the Trust's transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are also maintained and kept by the Trust's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 17th day of November, 2006.

ENDOWMENTS

By: /s/ Patrick F. Quan
(Patrick F. Quan, Vice President and Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 17, 2006 by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Robert G. O'Donnell	Vice Chairman of the Board
(Robert G. O’Donnell)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Susi M. Silverman	Treasurer
(Susi M. Silverman)

(3)	Trustees:
	Ronald P. Badie*	Trustee
	Robert J. Denison*	Trustee
	John E. Kobara*	Trustee
	Steven D. Lavine*	Trustee
	Patricia A. McBride*	Chairman of the Board (Independent and Non-Executive)
	Gail L. Neale*	Trustee
	Thomas E. Terry*	Trustee
	Robert C. Ziebarth*	Trustee
By: /s/ Patrick F. Quan
(Patrick F. Quan, pursuant to a power of attorney filed herewith)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Donald H. Rolfe
Donald H. Rolfe, Counsel

POWER OF ATTORNEY

I, Ronald P. Badie, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Flintridge, CA, this 25th day of September, 2006.
(City, State)

/s/ Ronald P. Badie
Ronald P. Badie, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sheryl F. Johnson Jeffrey P. Regal Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Santa Fe, NM, this 6th day of July, 2006.
(City, State)

/s/ Robert J. Denison
Robert J. Denison, Board member

POWER OF ATTORNEY

I, John E. Kobara, the undersigned Board member of the following registered investment Company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  South Pasadena, CA, this 15th day of September, 2006.
(City, State)

/s/ John E. Kobara
John E. Kobara, Board member

POWER OF ATTORNEY

I, Steven D. Lavine, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Valencia, CA, this 6th day of July, 2006.
(City, State)

/s/ Steven D. Lavine
Steven D. Lavine, Board member

POWER OF ATTORNEY

I, Patricia A. McBride, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Dallas, TX , this 3rd day of July, 2006.
(City, State)

/s/ Patricia A. McBride
Patricia A. McBride, Board member

POWER OF ATTORNEY

I, Gail L. Neale, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Sheryl F. Johnson Jeffrey P. Regal Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Burlington, VT, this 5th day of July, 2006.
(City, State)

/s/ Gail L. Neale
Gail L. Neale, Board member

POWER OF ATTORNEY

I, Thomas E. Terry, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Madison, WI, this 10th day of July, 2006.
(City, State)

/s/ Thomas E. Terry
Thomas E. Terry, Board member

POWER OF ATTORNEY

I, Robert C. Ziebarth, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka	Susi M. Silverman

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at  Ketchum, ID, this 10th day of July, 2006.
(City, State)

/s/ Robert C. Ziebarth
Robert C. Ziebarth, Board member